                                                        '33 Act File No. 2-73024
                                                       '40 Act File No. 811-3213


   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 25, 2001

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A



         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [X]
         Post-Effective Amendment No. 47                            [X]
                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
         Amendment No. 48                                           [X]

                        (Check appropriate box or boxes)


                        NATIONWIDE SEPARATE ACCOUNT TRUST
                           TOTAL RETURN FUND
                           CAPITAL APPRECIATION FUND
                           GOVERNMENT BOND FUND
                           MONEY MARKET FUND
                           NATIONWIDE SMALL COMPANY FUND
                           NATIONWIDE INCOME FUND
                           STRONG NSAT MID CAP GROWTH FUND
                           NATIONWIDE STRATEGIC VALUE FUND
                           FEDERATED NSAT EQUITY INCOME FUND
                           FEDERATED NSAT HIGH INCOME BOND FUND
                           J.P. MORGAN NSAT BALANCED FUND
                           MAS NSAT MULTI SECTOR BOND FUND
                           DREYFUS NSAT MID CAP INDEX FUND
                           NATIONWIDE SMALL CAP VALUE FUND
                           NATIONWIDE GLOBAL 50 FUND
                           NATIONWIDE SMALL CAP GROWTH FUND
                           GARTMORE NSAT GLOBAL TECHNOLOGY AND
                              COMMUNICATIONS FUND
                           GARTMORE NSAT GLOBAL HEALTH SCIENCES FUND
                           TURNER NSAT GROWTH FOCUS FUND
                           GARTMORE NSAT MILLENNIUM GROWTH FUND
                           GARTMORE NSAT EMERGING MARKETS FUND
                           GARTMORE NSAT INTERNATIONAL GROWTH FUND
                           GARTMORE NSAT GLOBAL LEADERS FUND
                           GARTMORE NSAT GLOBAL SMALL COMPANIES FUND
                           GARTMORE NSAT OTC FUND
                           GARTMORE NSAT GVIT PACIFIC
                              LEADERS FUND
                           GARTMORE GVIT EUROPEAN
                              LEADERS FUND
                           GARTMORE GVIT U.S. LEADERS FUND
                           GARTMORE GVIT GLOBAL FINANCIAL
                              SERVICES FUND
                           GARTMORE GVIT GLOBAL UTILITIES FUND
                           MONEY MARKET FUND II
                           GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
                           GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND GVIT INVESTOR DESTINATIONS MODERATE FUND
                           GVIT INVESTOR DESTINATIONS MODERATELY
                              CONSERVATIVE FUND
                           GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                             THREE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)(ZIP CODE)


       Registrant's Telephone Number, including Area Code: (614) 249-7111


                                            Send Copies of Communications to:
      MS. ELIZABETH A. DAVIN, ESQ.              MS. JENNIFER M. ROGERS, ESQ.
     ONE NATIONWIDE PLAZA, 1-35-10        STRADLEY, RONON, STEVENS AND YOUNG LLP
          COLUMBUS, OHIO 43215                   2600 COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)       PHILADELPHIA, PENNSYLVANIA 19103


It is proposed that this filing will become effective: (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)


     [x] on September 28, 2001 pursuant to paragraph (b)


     [ ] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on September 1, 2000 pursuant to paragraph (a)(1)


     [ ] 75 days after filing pursuant to paragraph (a)(2)


     [ ] on [date] pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:

     [ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                Explanatory Note


This Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N1-A includes the following Prospectus and Prospectus supplement for the:


Money Market Fund II dated  ___, 2001.

The filing also includes the Combined Statement of Additional Information for all 36 of the series of the Nationwide Separate Account Trust.

Nationwide(R) Separate Account Trust

- Money Market Fund II

September        , 2001

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this Fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

         TABLE OF CONTENTS

FUND SUMMARY...................................................................2

Objective and Principal Strategies
Principal Risks
Performance
Fees and Expenses

MORE ABOUT THE FUND............................................................5

Principal Investment Techniques
Principal Risks

MANAGEMENT.....................................................................6

Investment Adviser
Portfolio Manager

BUYING AND SELLING FUND SHARES.................................................7

Who Can Buy Shares of the Fund
Purchase Price
Selling Shares
Restrictions on Sales

DISTRIBUTIONS AND TAXES........................................................9

Dividends and Distributions
Tax Status

ADDITIONAL INFORMATION................................................BACK COVER

         FUND SUMMARY

This prospectus provides information about the Money Market Fund II (the Fund) offered by Nationwide Separate Account Trust. The following section summarizes key information about the Fund, including information regarding the investment objective, principal strategies, principal risks, performance and fees for the Fund. The Fund's investment objective can be changed without shareholder approval. Use the summary to compare the Fund with other mutual funds. More detailed information about the risks and investment techniques of the Fund can be found in "More About the Fund" beginning on page 5. "You" and "your" refer to both direct shareholders and contract holders who invest in the Fund indirectly through their variable annuity contracts and /or variable life insurance policies.

The Fund Summary contains a discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its objective or that the Fund's performance will be positive for any period of time.

A QUICK NOTE ABOUT THE FUND

This Prospectus is designed to help you make informed decisions about one of the investments available under your variable annuity contract or variable life insurance policy. You'll find details about how your annuity contract or life insurance policy works in the accompanying prospectus.

OBJECTIVE AND PRINCIPAL STRATEGIES

The Fund seeks as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

It seeks to achieve this objective by investing in high-quality money market obligations maturing in 397 days or less, including corporate obligations, U.S. government and agency bonds, bills and notes, the obligations of foreign governments, and the obligations of U.S. banks and U.S. branches of foreign banks, if denominated in U.S. dollars. The Fund may also invest in high quality floating and adjustable rate obligations and asset-backed commercial paper and may enter into repurchase agreements. It is anticipated that the Fund's dollar-weighted average maturity will be 15 days or less because the Fund may be subject to active trading by the contractholders utilizing the Fund within their variable insurance products.

The Fund invests in securities which the portfolio manager believes to have the best return potential. Because the Fund invests in short-term securities, it will generally sell securities only to meet liquidity needs, to maintain target allocations and to take advantage of more favorable opportunities.

PRINCIPAL RISKS

Although the Fund's objective is to preserve capital, there can be no guarantee that the Fund will be able to maintain a stable net asset value of $1.00 per share; therefore you could lose money. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CREDIT RISK. Credit risk is the risk that the issuer of a debt security will be unable to make the required payments of interest and/or repay the principal when due. This risk is significantly reduced due to the short-term nature of the debt securities held by the Fund. In addition, there is a risk that the rating of a debt security may be lowered if the issuer's financial condition changes. This could lead to a greater fluctuation in the value of the securities the Fund owns.

INTEREST RATE AND INFLATION RISK. Interest rate risk is the risk that increases in market interest rates may decrease the value of debt securities held by the Fund. In general, the prices of debt securities fall when interest rates increase and rise when interest rates decrease. Typically, the longer the maturity of a debt security, the more sensitive it is to price shifts as a result of interest rate changes. The Fund is also subject to inflation risk. Inflation risk is the risk to investments caused by market expectations of higher prices for goods and services. Inflationary expectations are generally associated with higher interest rates and, accordingly, higher yields and lower prices on fixed-rate debt securities. Because inflation reduces the purchasing power of income produced by existing fixed-rate debt securities, such as bonds and notes, the prices at which these securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the Fund.

For additional information about the Fund's investments and risks, see "More About the Fund" beginning on page 5.

         Fund Summary

PERFORMANCE

No performance information is provided because the Fund did not begin operations
until September      , 2001.

FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY WHEN BUYING AND HOLDING SHARES OF THE FUND.

Shareholder Fees(1)
  (paid directly from an investment)         None
Annual Fund Operating Expenses
  (deducted from Fund assets)
Management Fees(2)                           0.50%
Distribution and/or Service (12b-1) Fees     0.25%
Other Expenses(3)                            0.80%
-------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES         1.55%
Amount of Fee Waiver/Expense Reimbursement   0.15%
-------------------------------------------------
NET EXPENSES AFTER WAIVERS(4)                1.40%

------------

(1) Sales charges and other expenses are imposed by variable annuity contracts or variable life insurance polices if the Fund's shares are purchased by a life insurance separate account as an investment option for these contracts or policies.

(2) The Fund will commence operations on or about September     , 2001. As a
    result, the management fee represents the fee which is payable to Villanova Mutual Fund Capital Trust (VMF), the Fund's investment adviser, under its contract with the Fund.

(3) As a new Fund, this is an estimate for the current fiscal year ending December 31, 2001. This estimate does not take into account the expense limitation agreement between the Fund and VMF.

(4) VMF and the Fund have entered into a written contract limiting operating expenses to those listed in "Net Expenses After Waivers" through May 1, 2002. The Fund is authorized to reimburse VMF for management fees previously waived and/or for the cost of Other Expenses paid by VMF provided that any such reimbursement will not cause the Fund to exceed the expense limitation noted above. The Fund's ability to reimburse VMF in this manner only applies to fees paid or reimbursement made by VMF at some time within the first five years from the time the Fund commenced operations.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It also assumes a 5% return each year, the Fund's operating expenses will not change, and expense waivers for one year only. Although a shareholder's actual costs may be higher or lower, based on these assumptions the costs would be:

                                       1 YEAR    3 YEARS
                                       ------    -------

         MORE ABOUT THE FUND

PRINCIPAL INVESTMENT TECHNIQUES

The Fund may invest in the following securities:

MONEY MARKET OBLIGATIONS. These include:

- U.S. Government securities with remaining maturities of 397 days or less

- Commercial paper rated in one of the two highest categories of any nationally recognized statistical rating organization (rating agency)

- Asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the two highest categories of any rating agency

- Short-term bank obligations rated in one of the two highest categories by any rating agency (with respect to obligations maturing in one year or less)

- Repurchase agreements relating to debt obligations that the Fund could purchase directly

- Unrated debt obligations with remaining maturities of 397 days or less that are determined by VMF to be of comparable quality to the securities described above.

Generally, money market obligations will not increase in value, but they are high quality investments that offer a fixed rate of return, as well as liquidity.

FLOATING AND VARIABLE RATE SECURITIES. Floating- and variable-rate securities are securities that do not have fixed interest rates; the rates change periodically. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable-rate securities changes at preset times based upon an underlying index. Some of the floating- or variable-rate securities will be callable by the issuer, which means they can be paid off before their maturity date.

These securities are subject to credit and interest rate risk like other securities. In addition, because they may be callable, these securities are also subject to the risk that the Money Market Fund will be repaid prior to the stated maturity and that the principal will be reinvested in a lower interest rate market that reduces the Fund's income. The Fund will only purchase floating- and variable-rate securities of the same quality as the debt securities it would otherwise purchase.

REPURCHASE AGREEMENTS. When entering into a repurchase agreement, the Fund essentially makes a short-term loan to a qualified bank or broker-dealer. The Fund buys securities that the seller has agreed to buy back at a specific time and at a set price that includes interest. There is a risk that the seller will be unable to buy back the securities at the time required and the Fund could experience delays in recovering the amounts owed to it.

ASSET-BACKED COMMERCIAL PAPER. The Fund may invest in asset-backed commercial paper that is secured by and paid from a pool of assets such as installment loan contracts, leases of various types of property and receivables from credit cards. Asset-backed commercial paper is issued and supported by private issuers. This type of commercial paper is also subject to interest rate risk and credit risk.

PRINCIPAL RISKS

The Fund is a low-risk investment compared to most other investments. Given its objective -- to preserve capital, generate income and maintain liquidity -- the Fund invests in low-risk, high-quality securities. No investment, however, is free of all risk. Any time an investor buys commercial paper or similar obligations, there is credit risk and interest rate risk.

         MANAGEMENT

INVESTMENT ADVISER

Villanova Mutual Fund Capital Trust (VMF), 1200 River Road, Conshohocken, Pennsylvania 19428, manages the investment of the assets and supervises the daily business affairs of the Fund. VMF was organized in 1999, and manages mutual funds. As of July 31, 2001, VMF and its affiliates had approximately
$     billion in assets under management, of which $     billion is managed by
VMF.

The annual management fee payable by the Fund to VMF expressed as a percentage of the Fund's average daily net assets, is

                  ASSETS                      FEE
                  ------                      ----
up to $1 billion...........................   0.50%
$1 billion - $2 billion....................   0.48%
$2 billion - $5 billion....................   0.46%
$5 billion +...............................   0.44%

PORTFOLIO MANAGER

Karen G. Mader is the portfolio manager of the Fund. Ms. Mader also manages the Money Market Fund for the Trust and has done so since 1987.

         BUYING AND SELLING FUND SHARES

WHO CAN BUY SHARES OF THE FUND

Shares of the Fund are currently sold to separate accounts of Nationwide Life Insurance Company or its wholly owned subsidiary, Nationwide Life and Annuity Insurance Company (collectively, Nationwide), to fund benefits payable under variable life insurance policies and variable annuity contracts (collectively, variable insurance contracts). In the future, shares may be sold to other insurance companies' separate accounts. Shares are not sold to individual investors.

The separate accounts purchase shares of a Fund in accordance with variable account allocation instructions received from owners of the variable insurance contracts. The Fund then uses the proceeds to buy securities for its portfolio.

Because variable insurance contracts may have different provisions with respect to the timing and method of purchases, exchanges and redemptions, variable insurance contract owners should contact their insurance company directly for details concerning these transactions.

Please check with your insurance company to determine which Funds are available under your variable insurance contract. This Prospectus should be read in conjunction with the prospectus of the separate account of your variable insurance contract.

The Fund may sell shares to separate accounts of other unaffiliated insurance companies as well as to Nationwide. The Fund currently does not foresee any disadvantages to the owners of variable insurance contracts arising out of the fact that the Fund may offer its shares to the separate accounts of various other insurance companies to fund benefits of these variable insurance contracts. Nevertheless, the Trustees of the Fund intend to monitor events in order to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw their investments in the Funds and shares of another Fund may be substituted. This might force the Fund to sell its securities at disadvantageous prices.

The distributor for the Fund is currently Nationwide Advisory Services, Inc. (the Distributor). It is anticipated that on or before October 1, 2001, Gartmore Distribution Services, Inc. will become the Fund's distributor.

PURCHASE PRICE

The purchase price of each share of the Fund is its "net asset value" (or NAV) next determined after the order is received. No sales charge is imposed on the purchase of the Fund's shares. Generally, NAV is based on the market value of the securities owned by the Fund less its liabilities. The NAV is determined by dividing the total market value of the securities owned by a Fund less its liabilities divided by the total number of outstanding shares. NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) on each day the Exchange is open for trading.

The Fund does not determine NAV on the following days:

- New Year's Day
- Martin Luther King Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving Day
- Christmas Day
- other days when the New York Stock Exchange is not open.

The Fund reserves the right not to determine NAV when:
- It has not received any orders to purchase, sell, or exchange shares
- Changes in the value of the Fund's portfolio do not affect its NAV.

If current prices are not available for a security, or if Villanova SA Capital Trust (VSA), as the Fund's administrator, or its agent, determines that the price of a security does not represent its fair value, the security may be valued at fair value in accordance with procedures adopted by the Board of Trustees. To the extent that the Fund's investments are traded in markets that are open when the New York Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

SELLING SHARES

Shares may be sold (redeemed) at any time, subject to certain restrictions described below. The redemption price is the NAV next determined after the order is received. Of course, the value of the shares sold may be more or less than their original purchase price depending upon the market value of the Fund's investments at the time of sale.

RESTRICTIONS ON SALES

Shares of the Fund may not be redeemed or the Fund may delay paying the proceeds from a redemption when the New York Stock Exchange is closed (other than customary weekend and holiday closings) or if trading is restricted or an emergency exists.

         Buying and Selling Fund Shares

DISTRIBUTION PLAN

In addition to expenses that may be imposed by variable insurance contracts, the Trust has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act, which permits the Fund to compensate the Distributor for expenses associated with distributing and selling those shares and providing shareholder services. Under that Distribution Plan, the Fund pays the Distributor, from its shares, a fee that is accrued daily and paid monthly. The amount of this fee shall not exceed an annual amount of 0.25% of the shares' daily net assets.

         DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Substantially all of the Fund's net investment income, if any, will be paid as a dividend each quarter in the form of additional shares of the Fund. Any net capital gains realized by the Fund from the sale of its portfolio securities will be declared and paid to shareholders at least annually.

TAX STATUS

The tax treatment of payments made under a variable insurance contract is described in the prospectus for the contract. Generally, the owners of variable insurance contracts are not taxed currently on income or gains realized under such contracts until the income or gain is distributed. However, income distributions from these contracts will be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. Investors should ask their own tax advisors for more information on their own tax situation, including possible state or local taxes.

Please refer to the Statement of Additional Information for more information regarding the tax treatment of the Funds.

INFORMATION FROM NATIONWIDE

Please read this Prospectus before investing, and keep it with your records. The following documents -- which may be obtained free of charge -- contain additional information about the Fund. To obtain a document free of charge, contact us at the address or number listed below.

- Statement of Additional Information (incorporated by reference into this Prospectus)

- Annual Report (as available)

- Semi-Annual Report (as available)

FOR ADDITIONAL INFORMATION CONTACT:

Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, Ohio 43215

FOR INFORMATION AND ASSISTANCE:

1-800-848-6331 (toll free, 8 a.m. - 5 p.m. Eastern Time)

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain copies of Fund documents from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-942-8090)

BY MAIL:

Securities and Exchange Commission
Public Reference Section
Washington, D.C. 20549-0102
(The SEC charges a fee to copy any documents.)

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov

THE TRUST'S INVESTMENT COMPANY ACT FILE NO: 811-3213

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2001
                       (as revised September __, 2001)
                        NATIONWIDE SEPARATE ACCOUNT TRUST

  Strong NSAT Mid Cap Growth Fund (formerly `Nationwide Strategic Growth Fund') Nationwide Strategic Value Fund
  Federated NSAT Equity Income Fund (formerly `Nationwide Equity Income Fund')
           Federated NSAT High Income Bond Fund (formerly `Nationwide
                            High Income Bond Fund')
      J.P. Morgan NSAT Balanced Fund (formerly `Nationwide Balanced Fund')
 MAS NSAT Multi Sector Bond Fund (formerly `Nationwide Multi Sector Bond Fund')
                         Nationwide Small Cap Value Fund
     Nationwide Small Cap Growth Fund (formerly `Nationwide Select Advisers
                            Small Cap Growth Fund')
      Nationwide Global 50 Fund (formerly `Nationwide Global Equity Fund') Dreyfus NSAT Mid Cap Index Fund (formerly `Nationwide Mid Cap Index Fund'
            and formerly `Nationwide Select Advisers Mid Cap Fund')
                          Nationwide Small Company Fund
                             Nationwide Income Fund
                                Total Return Fund
                            Capital Appreciation Fund
                              Government Bond Fund
                                Money Market Fund
                          Turner NSAT Growth Focus Fund
             Gartmore NSAT Global Technology and Communications Fund
               Gartmore NSAT Global Health Sciences Fund (formerly
                   `Nationwide Global Life Sciences Fund II')
                      Gartmore NSAT Millennium Growth Fund
                       Gartmore NSAT Emerging Markets Fund
                     Gartmore NSAT International Growth Fund
                        Gartmore NSAT Global Leaders Fund
                      Gartmore GVIT European Leaders Fund
                   Gartmore NSAT Global Small Companies Fund
                             Gartmore NSAT OTC Fund
                        Gartmore GVIT U.S. Leaders Fund
                    Gartmore GVIT Asia Pacific Leaders Fund
                  Gartmore GVIT Global Financial Services Fund
                      Gartmore GVIT Global Utilities Fund
                   GVIT Investor Destinations Aggressive Fund
             GVIT Investor Destinations Moderately Aggressive Fund
                    GVIT Investor Destinations Moderate Fund
            GVIT Investor Destinations Moderately Conservative Fund
                  GVIT Investor Destinations Conservative Fund
                              Money Market Fund II

      Nationwide Separate Account Trust is a registered open-end investment company currently consisting of 36 series. This Statement of Additional Information relates to all series of the Trust (each, a "Fund" and collectively, the "Funds").

      This Statement of Additional Information is not a prospectus but the Statement of Additional Information is incorporated by reference into the Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the following Prospectuses:

      Class I shares of the Strong NSAT Mid Cap Growth Fund, Dreyfus NSAT Mid
         Cap Growth Fund, Turner NSAT Growth Focus Fund, Nationwide Small Cap Value Fund, Nationwide Small Company Fund, Nationwide Small Cap Growth Fund, Nationwide Global 50 Fund, Federated NSAT Equity Income Fund, J.P. Morgan NSAT Balanced Fund, MAS NSAT Multi Sector Bond Fund and Federated NSAT High Income Bond Fund dated May 1, 2001.
      Class I shares of the Nationwide Income Fund and Nationwide Strategic
         Value Fund dated May 1, 2001.
      Class I shares of the Total Return Fund, Capital Appreciation Fund,
         Government Bond Fund and Money Market Fund dated May 1, 2001.
      Class I shares of the Gartmore NSAT Global Technology and Communications
         Fund dated May 1, 2001.
      Class I shares of the Gartmore NSAT Emerging Markets Fund and Gartmore
         NSAT International Growth Fund dated May 1, 2001.
      Class I shares of the Gartmore NSAT Global Health Sciences Fund dated May
         1, 2001.
      Class I shares of the Gartmore NSAT Millennium Growth Fund dated May 1,
         2001 (shares of this Fund are not currently offered).
      Class I shares of the shares of the Gartmore NSAT Global Leaders Fund,
         Gartmore NSAT European Growth Fund, Gartmore NSAT Global Small Companies Fund dated May 1, 2001 (shares of these Funds are not currently offered).
      Class I shares of Gartmore NSAT OTC Fund dated May 1, 2001 (shares of this Fund are not currently offered).
      Class II shares of Total Return Fund, Gartmore NSAT Millennium Growth
         Fund, Gartmore NSAT Global Technology and Communications Fund, Turner NSAT Growth Focus Fund, Nationwide Small Company Fund, Nationwide Small Cap Growth Fund, Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund and Gartmore NSAT Global Health Sciences Fund, dated May 1, 2000.
      Class I shares of Gartmore GVIT Global Financial Services Fund dated
         July ___, 2001 (shares of this Fund are not currently offered).
      Class I shares of Gartmore GVIT Global Utilities Fund dated
         July ___, 2001 (shares of this Fund are not currently offered).
      Class I shares of Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT
         European Leaders Fund and Gartmore GVIT U.S. Leaders Fund dated
         July ___, 2001 (shares of this Fund are not currently offered).
      GVIT Investor Destinations Aggressive Fund, GVIT Investor Destinations Moderately Aggressive Fund, GVIT Investor Destinations Moderate Fund, GVIT Investor Destinations Moderately Conservative Fund, GVIT Investor Destinations Conservative Fund (collectively the "GVIT Investor Destinations Funds") dated September __, 2001 (shares of these Funds are not currently offered).
      Money Market Fund II dated September __, 2001.
      Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, or by calling toll free 1-800-848-6331.


TABLE OF CONTENTS                                                                                                   PAGE
General Information and History..............................................................................         1
Additional Information on Portfolio Instruments and Investment Policies......................................         1
Investment Restrictions......................................................................................        43
Major Shareholders...........................................................................................        48
Trustees and Officers of the Trust...........................................................................        49
Calculating Yield and Total Return...........................................................................        53
Investment Advisory and Other Services.......................................................................        55
Brokerage Allocations........................................................................................        72
Purchases, Redemptions and Pricing of Shares.................................................................        79
Additional Information.......................................................................................        80
Tax Status...................................................................................................        81
Other Tax Consequences.......................................................................................        82
Tax Consequences to Shareholders.............................................................................        84
Financial Statements.........................................................................................        84
Appendix A - Bond Ratings....................................................................................        85


                                      iii


GENERAL INFORMATION AND HISTORY

      Nationwide Separate Account Trust is an open-end investment company organized under the laws of Massachusetts by a Declaration of Trust, dated June 30, 1981, as subsequently amended. The Trust currently offers shares in 36 separate series, each with its own investment objective. Each of the Funds, except for the Strong NSAT Mid Cap Growth Fund (formerly "Nationwide Strategic Growth Fund"), Nationwide Small Company Fund, Nationwide Income Fund, Turner NSAT Growth Focus Fund, Gartmore NSAT Global Health Sciences Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT U.S. Leaders Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Global Utilities Fund, GVIT Investor Destinations Aggressive Fund, GVIT Investor Destinations Moderately Aggressive Fund, GVIT Investor Destinations Moderate Fund, GVIT Investor Destinations Moderately Conservative Fund, GVIT Investor Destinations Conservative Fund, is a diversified fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

THE GVIT INVESTOR DESTINATIONS FUNDS

         Each of the GVIT Investor Destinations Funds is a "fund of funds," which means that each Fund invests primarily in other mutual funds. The Prospectus for the GVIT Investor Destinations Funds discusses the investment objectives and strategies for each GVIT Investor Destinations Fund and explains the types of underlying mutual funds (the "Underlying Funds") that each GVIT Investor Destinations Fund may invest in. Underlying Funds invest in stocks, bonds and other securities and reflect varying amounts of potential investment risk and reward. Each of the GVIT Investor Destinations Funds allocates its assets among the different Underlying Funds and - except for the GVIT Investor Destinations Aggressive Fund currently - the Nationwide contract (described in detail below). Periodically, each GVIT Investor Destinations Fund will adjust its asset allocation within predetermined ranges to ensure broad diversification and to adjust to changes in market conditions. However, as a general matter, there will not be large, sudden changes in an GVIT Investor Destinations Fund's asset allocation.

         The following is a list of the mutual funds that are part of the Nationwide group of funds (the "Nationwide funds") that the GVIT Investor Destinations Funds may currently invest in. This list may be updated from time to time and is currently supplemented with funds that are not part of the Nationwide funds. As described below, Villanova Mutual Fund Capital Trust ("VMF") has employed a subadviser for each of the index funds listed below. Each of the Underlying Funds which is a Nationwide fund is described in the SAI for Nationwide Mutual Funds and in its respective prospectus.

-        Nationwide International Index Fund
-        Nationwide Small Cap Index Fund
-        Nationwide Mid Cap Market Index Fund
-        Nationwide Bond Index Fund
-        Nationwide S&P 500 Index Fund
-        Nationwide Morley Enhanced Income Fund
-        Nationwide Money Market Fund


ALL FUNDS

      The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This Statement of Additional Information (SAI) contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth additional information concerning permissible investments and techniques for each of the Funds. A "Y" in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique.

         With respect to the GVIT Investor Destinations Funds, this Statement of Additional Information uses the term "Fund" to include the Underlying Funds in which the Funds invest. Please review the discussions in the Prospectus for further information regarding the investment objectives and policies of each Fund, including their respective Underlying Fund.



            TYPE OF INVESTMENT OR TECHNIQUE            CAPITAL APPRECIATION  STRONG NSAT MID CAP GROWTH   NATIONWIDE STRATEGIC VALUE
            -------------------------------            --------------------  --------------------------   --------------------------


U.S. common stocks                                                 Y                      Y                            Y

Preferred stocks                                                   Y                      Y                            Y

Small company stocks                                                                      Y                            Y

Special situation companies                                                               Y                            Y

Illiquid securities                                                Y                      Y                            Y

Restricted securities                                              Y                      Y                            Y

When-issued/delayed-delivery securities                            Y                      Y                            Y

Limited liability companies

Investment companies                                               Y                      Y                            Y

Real estate securities                                                                    Y                            Y

Securities of foreign issuers                                      Y                      Y                            Y

Depositary receipts

Securities from developing countries/emerging markets

Convertible securities                                             Y                      Y                            Y


Long-term debt when originally issued but with less                Y                      Y                            Y
than 397 days or less remaining to maturity

Short-term debt                                                    Y                      Y                            Y

Floating and variable rate securities

Zero coupon securities                                                                    Y

Step-coupon securities

Pay-in-kind bonds                                                                         Y

Deferred payment securities                                                               Y

Brady bonds

Non-investment grade debt                                                                 Y                            Y

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)

Foreign commercial paper (denominated in U.S. $)

Duration

U.S. Government securities                                         Y                      Y                            Y

Money market instruments                                           Y                      Y                            Y

Mortgage-backed securities                                                                Y                            Y






            TYPE OF INVESTMENT OR TECHNIQUE              DREYFUS NSAT MID CAP INDEX   NATIONWIDE SMALL COMPANY
            -------------------------------              --------------------------   ------------------------


U.S. common stocks                                                    Y                           Y

Preferred stocks                                                      Y                           Y

Small company stocks                                                  Y                           Y

Special situation companies                                           Y                           Y

Illiquid securities                                                   Y                           Y

Restricted securities                                                 Y                           Y

When-issued/delayed-delivery securities                               Y                           Y

Limited liability companies                                                                       Y

Investment companies                                                  Y                           Y

Real estate securities                                                Y                           Y

Securities of foreign issuers                                         Y                           Y

Depositary receipts                                                   Y                           Y

Securities from developing countries/emerging markets                                             Y

Convertible securities                                                Y                           Y


Long-term debt when originally issued but with less                   Y                           Y
than 397 days or less remaining to maturity

Short-term debt                                                       Y                           Y

Floating and variable rate securities                                                             Y

Zero coupon securities                                                Y                           Y

Step-coupon securities

Pay-in-kind bonds                                                     Y

Deferred payment securities                                           Y

Brady bonds

Non-investment grade debt                                             Y                           Y

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)                                                  Y

Foreign commercial paper (denominated in U.S. $)                                                  Y

Duration

U.S. Government securities                                            Y                           Y

Money market instruments                                              Y                           Y

Mortgage-backed securities                                            Y                           Y








            TYPE OF INVESTMENT OR TECHNIQUE               NATIONWIDE SMALL CAP GROWTH    NATIONWIDE SMALL CAP VALUE
            -------------------------------               ---------------------------    --------------------------



U.S. common stocks                                                       Y                              Y

Preferred stocks                                                         Y                              Y

Small company stocks                                                     Y                              Y

Special situation companies                                              Y                              Y

Illiquid securities                                                      Y                              Y

Restricted securities                                                    Y                              Y

When-issued/delayed-delivery securities                                  Y                              Y

Limited liability companies

Investment companies                                                     Y                              Y

Real estate securities                                                   Y

Securities of foreign issuers                                            Y                              Y

Depositary receipts                                                      Y                              Y

Securities from developing countries/emerging markets                    Y

Convertible securities                                                   Y                              Y


Long-term debt when originally issued but with less                      Y                              Y
than 397 days or less remaining to maturity

Short-term debt                                                          Y                              Y

Floating and variable rate securities

Zero coupon securities                                                   Y

Step-coupon securities

Pay-in-kind bonds                                                        Y

Deferred payment securities                                              Y

Brady bonds

Non-investment grade debt                                                Y

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)

Foreign commercial paper (denominated in U.S. $)

Duration

U.S. Government securities                                               Y                              Y

Money market instruments                                                 Y                              Y

Mortgage-backed securities







            TYPE OF INVESTMENT OR TECHNIQUE             NATIONWIDE GLOBAL 50   FEDERATED NSAT EQUITY INCOME    TOTAL RETURN
            -------------------------------             --------------------   ----------------------------    ------------


U.S. common stocks                                                Y                           Y                       Y

Preferred stocks                                                  Y                           Y                       Y

Small company stocks                                              Y                           Y                       Y

Special situation companies                                       Y                           Y                       Y

Illiquid securities                                               Y                           Y                       Y

Restricted securities                                             Y                           Y                       Y

When-issued/delayed-delivery securities                           Y                           Y                       Y

Limited liability companies                                                                   Y

Investment companies                                              Y                           Y                       Y

Real estate securities                                                                        Y                       Y

Securities of foreign issuers                                     Y                           Y                       Y

Depositary receipts                                               Y                           Y

Securities from developing countries/emerging markets                                         Y

Convertible securities                                            Y                           Y                       Y


Long-term debt when originally issued but with less                                           Y                       Y
than 397 days or less remaining to maturity

Short-term debt                                                   Y                           Y                       Y

Floating and variable rate securities                                                         Y

Zero coupon securities                                                                        Y

Step-coupon securities                                                                        Y

Pay-in-kind bonds                                                                             Y

Deferred payment securities                                                                   Y

Brady bonds

Non-investment grade debt                                                                     Y

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)

Foreign commercial paper (denominated in U.S. $)                                              Y

Duration

U.S. Government securities                                        Y                           Y                       Y

Money market instruments                                          Y                           Y                       Y

Mortgage-backed securities




            TYPE OF INVESTMENT OR TECHNIQUE               J.P. MORGAN NSAT BALANCED   GOVERNMENT BOND   NATIONWIDE INCOME
            -------------------------------               -------------------------   ---------------   -----------------


U.S. common stocks                                                       Y

Preferred stocks                                                         Y

Small company stocks

Special situation companies

Illiquid securities                                                      Y                     Y

Restricted securities                                                    Y                     Y

When-issued/delayed-delivery securities                                  Y                     Y                 Y

Limited liability companies

Investment companies                                                     Y                     Y                 Y

Real estate securities                                                   Y

Securities of foreign issuers                                            Y

Depositary receipts                                                      Y

Securities from developing countries/emerging markets                    Y

Convertible securities                                                   Y


Long-term debt when originally issued but with less                      Y                     Y                 Y
than 397 days or less remaining to maturity

Short-term debt                                                          Y                     Y                 Y

Floating and variable rate securities                                    Y                     Y                 Y

Zero coupon securities                                                   Y                     Y                 Y

Step-coupon securities

Pay-in-kind bonds                                                        Y

Deferred payment securities                                              Y

Brady bonds                                                              Y

Non-investment grade debt                                                Y

Loan participations and assignments                                      Y

Sovereign debt (foreign) (denominated in U.S. $)                         Y

Foreign commercial paper (denominated in U.S. $)                         Y

Duration                                                                                       Y                 Y

U.S. Government securities                                               Y                     Y                 Y

Money market instruments                                                 Y                     Y                 Y

Mortgage-backed securities                                               Y                     Y                 Y







            TYPE OF INVESTMENT OR TECHNIQUE                 MAS NSAT MULTI SECTOR BOND   FEDERATED NSAT HIGH INCOME BOND
            -------------------------------                 --------------------------   -------------------------------


U.S. common stocks                                                                                        Y

Preferred stocks                                                                                          Y

Small company stocks                                                                                      Y

Special situation companies                                                                               Y

Illiquid securities                                                       Y                               Y

Restricted securities                                                     Y                               Y

When-issued/delayed-delivery securities                                   Y                               Y

Limited liability companies                                                                               Y

Investment companies                                                      Y                               Y

Real estate securities                                                    Y                               Y

Securities of foreign issuers                                             Y                               Y

Depositary receipts                                                       Y                               Y

Securities from developing countries/emerging markets                     Y                               Y

Convertible securities                                                    Y                               Y


Long-term debt when originally issued but with less                       Y                               Y
than 397 days or less remaining to maturity

Short-term debt                                                           Y                               Y

Floating and variable rate securities                                     Y                               Y

Zero coupon securities                                                    Y                               Y

Step-coupon securities                                                    Y                               Y

Pay-in-kind bonds                                                         Y                               Y

Deferred payment securities                                               Y                               Y

Brady bonds                                                               Y

Non-investment grade debt                                                 Y                               Y

Loan participations and assignments                                       Y                               Y

Sovereign debt (foreign) (denominated in U.S. $)                          Y

Foreign commercial paper (denominated in U.S. $)                          Y                               Y

Duration                                                                  Y                               Y

U.S. Government securities                                                Y                               Y

Money market instruments                                                  Y                               Y

Mortgage-backed securities                                                Y                               Y



            TYPE OF INVESTMENT OR TECHNIQUE               MONEY MARKET     MONEY MARKET II
            -------------------------------               ------------     ---------------


U.S. common stocks

Preferred stocks

Small company stocks

Special situation companies

Illiquid securities                                             Y                 Y

Restricted securities                                           Y                 Y

When-issued/delayed-delivery securities                         Y                 Y

Limited liability companies

Investment companies                                            Y                 Y

Real estate securities

Securities of foreign issuers

Depositary receipts

Securities from developing countries/emerging markets

Convertible securities


Long-term debt when originally issued but with less than 397 days or less remaining to maturity

Short-term debt                                                 Y                 Y

Floating and variable rate securities                           Y                 Y

Zero coupon securities

Step-coupon securities

Pay-in-kind bonds

Deferred payment securities

Brady bonds

Non-investment grade debt

Loan participations and assignments                            Y                  Y

Sovereign debt (foreign) (denominated in U.S. $)               Y                  Y

Foreign commercial paper (denominated in U.S. $)

Duration

U.S. Government securities                                     Y                 Y

Money market instruments                                       Y                 Y

Mortgage-backed securities


            TYPE OF INVESTMENT OR TECHNIQUE                 TURNER NSAT GROWTH FOCUS   GARTMORE NSAT MILLENNIUM GROWTH
            -------------------------------                 ------------------------   -------------------------------


U.S. common stocks                                                        Y                              Y

Preferred stocks                                                          Y                              Y

Small company stocks                                                      Y

Special situation companies                                               Y                              Y

Illiquid securities                                                       Y                              Y

Restricted securities                                                     Y                              Y

When-issued/delayed-delivery securities                                   Y                              Y

Limited liability companies                                               Y

Investment companies                                                      Y                              Y

Real estate securities                                                    Y                              Y

Securities of foreign issuers                                             Y                              Y

Depositary receipts                                                       Y                              Y

Securities from developing countries/emerging markets                     Y                              Y

Convertible securities                                                    Y                              Y


Long-term debt when originally issued but with less than 397 days or less remaining to maturity

Short-term debt                                                           Y                              Y

Floating and variable rate securities                                                                    Y

Zero coupon securities

Step-coupon securities

Pay-in-kind bonds

Deferred payment securities

Brady bonds

Non-investment grade debt

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)                                                         Y

Foreign commercial paper (denominated in U.S. $)

Duration

U.S. Government securities                                               Y                               Y

Money market instruments                                                 Y                               Y

Mortgage-backed securities



                                                         Gartmore NSAT Global Technology and
            TYPE OF INVESTMENT OR TECHNIQUE              Communications                        Gartmore NSAT Global Health Sciences
            -------------------------------              -----------------------------------   ------------------------------------


U.S. common stocks                                                          Y                                      Y

Preferred stocks                                                            Y                                      Y

Small company stocks                                                        Y                                      Y

Special situation companies                                                 Y                                      Y

Illiquid securities                                                         Y                                      Y

Restricted securities                                                       Y                                      Y

When-issued/delayed-delivery securities                                                                            Y

Limited liability companies

Investment companies                                                        Y                                      Y

Real estate securities                                                      Y                                      Y

Securities of foreign issuers                                               Y                                      Y

Depositary receipts                                                         Y                                      Y

Securities from developing countries/emerging markets                       Y                                      Y

Convertible securities                                                      Y                                      Y

Long-term debt

Short-term debt                                                             Y                                      Y

Floating and variable rate securities                                       Y                                      Y

Zero coupon securities

Step-coupon securities

Pay-in-kind bonds

Deferred payment securities

Brady bonds

Non-investment grade debt

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)

Foreign commercial paper (denominated in U.S. $)                                                                  Y

Duration

U.S. Government securities                                                 Y                                      Y

Money market instruments                                                   Y                                      Y

Mortgage-backed securities




          TYPE OF INVESTMENT OR TECHNIQUE                Gartmore NSAT Emerging Markets   Gartmore NSAT International Growth
          -------------------------------                ------------------------------   ----------------------------------


U.S. common stocks                                                        Y                                 Y

Preferred stocks                                                          Y                                 Y

Small company stocks                                                      Y                                 Y

Special situation companies                                               Y                                 Y

Illiquid securities                                                       Y                                 Y

Restricted securities                                                     Y                                 Y

When-issued/delayed-delivery securities                                   Y                                 Y

Limited liability companies                                               Y                                 Y

Investment companies                                                      Y                                 Y

Real estate securities                                                    Y                                 Y

Securities of foreign issuers                                             Y                                 Y

Depositary receipts                                                       Y                                 Y

Securities from developing countries/emerging markets                     Y                                 Y

Convertible securities                                                    Y                                 Y

Long-term debt                                                            Y                                 Y

Short-term debt                                                           Y                                 Y

Floating and variable rate securities                                     Y                                 Y

Zero coupon securities                                                    Y                                 Y

Step-coupon securities                                                    Y                                 Y

Pay-in-kind bonds                                                         Y                                 Y

Deferred payment securities                                               Y                                 Y

Brady bonds                                                               Y                                 Y

Non-investment grade debt                                                 Y                                 Y

Loan participations and assignments                                       Y                                 Y

Sovereign debt (foreign) (denominated in U.S. $)                          Y                                 Y

Foreign commercial paper (denominated in U.S. $)                          Y                                 Y

Duration                                                                  Y                                 Y

U.S. Government securities                                                Y                                 Y

Money market instruments                                                  Y                                 Y

Mortgage-backed securities                                                Y                                 Y




           TYPE OF INVESTMENT OR TECHNIQUE               Gartmore NSAT Global Leaders   Gartmore GVIT European Leaders
           -------------------------------               ----------------------------   ------------------------------


U.S. common stocks                                                       Y                              Y

Preferred stocks                                                         Y                              Y

Small company stocks                                                     Y                              Y

Special situation companies                                              Y                              Y

Illiquid securities                                                      Y                              Y

Restricted securities                                                    Y                              Y

When-issued/delayed-delivery securities                                  Y                              Y

Limited liability companies

Investment companies

Real estate securities                                                   Y                              Y

Securities of foreign issuers                                            Y                              Y

Depositary receipts                                                      Y                              Y

Securities from developing countries/emerging markets                    Y                              Y

Convertible securities                                                   Y                              Y

Long-term debt

Short-term debt                                                          Y                              Y

Floating and variable rate securities

Zero coupon securities

Step-coupon securities

Pay-in-kind bonds

Deferred payment securities

Brady bonds

Non-investment grade debt

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)                         Y                              Y

Foreign commercial paper (denominated in U.S. $)                         Y                              Y

Duration                                                                 Y

U.S. Government securities                                               Y                              Y

Money market instruments                                                 Y                              Y

Mortgage-backed securities



           TYPE OF INVESTMENT OR TECHNIQUE               Gartmore NSAT Global Small Companies   Gartmore NSAT OTC
           -------------------------------               -------------------------------------  -----------------


U.S. common stocks                                                        Y                              Y

Preferred stocks                                                          Y                              Y

Small company stocks                                                      Y                              Y

Special situation companies                                               Y                              Y

Illiquid securities                                                       Y                              Y

Restricted securities                                                     Y                              Y

When-issued/delayed-delivery securities                                   Y                              Y

Limited liability companies

Investment companies

Real estate securities                                                    Y                             Y

Securities of foreign issuers                                             Y                             Y

Depositary receipts                                                       Y                             Y

Securities from developing countries/emerging markets                     Y                             Y

Convertible securities                                                    Y                             Y

Long-term debt

Short-term debt                                                           Y                             Y

Floating and variable rate securities

Zero coupon securities

Step-coupon securities

Pay-in-kind bonds

Deferred payment securities

Brady bonds

Non-investment grade debt

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)                          Y                             Y

Foreign commercial paper (denominated in U.S. $)                          Y                             Y

Duration                                                                  Y                             Y

U.S. Government securities                                                Y                             Y

Money market instruments                                                  Y                             Y

Mortgage-backed securities



                                                                                                                          Gartmore
                                                                                     Gartmore GVIT    Gartmore GVIT         GVIT
                                                                   Gartmore GVIT      Asia Pacific    Global Financial     Global
           TYPE OF INVESTMENT OR TECHNIQUE                          U.S. Leaders         Leaders          Services        Utilities
           -------------------------------                         --------------    -------------    ----------------    ---------


U.S. common stocks                                                        Y                 Y              Y                 Y

Preferred stocks                                                          Y                 Y              Y                 Y

Small company stocks                                                      Y                 Y              Y                 Y

Special situation companies                                               Y                 Y              Y                 Y

Illiquid securities                                                       Y                 Y              Y                 Y

Restricted securities                                                     Y                 Y              Y                 Y

When-issued/delayed-delivery securities                                   Y                 Y              Y                 Y

Limited liability companies

Investment companies

Real estate securities                                                    Y                Y               Y                Y

Securities of foreign issuers                                             Y                Y               Y                Y

Depositary receipts                                                       Y                Y               Y                Y

Securities from developing countries/emerging markets                     Y                Y               Y                Y

Convertible securities                                                    Y                Y               Y                Y

Long-term debt

Short-term debt                                                           Y                Y               Y                Y

Floating and variable rate securities

Zero coupon securities

Step-coupon securities

Pay-in-kind bonds

Deferred payment securities

Brady bonds

Non-investment grade debt

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)                          Y                Y               Y                Y

Foreign commercial paper (denominated in U.S. $)                          Y                Y               Y                Y

Duration                                                                  Y                Y               Y                Y

U.S. Government securities                                                Y                Y               Y                Y

Money market instruments                                                  Y                Y               Y                Y

Mortgage-backed securities
                                                                           GVIT Investor                 GVIT Investor
                                                           GVIT Investor   Destinations   GVIT Investor  Destinations  GVIT Investor
                                                            Destinations    Moderately     Destinations   Moderately   Destinations
           TYPE OF INVESTMENT OR TECHNIQUE                   Aggressive     Aggressive       Moderate    Consertative   Conservative
           -------------------------------                 --------------  -------------  -------------  ------------  -------------


U.S. common stocks                                               Y               Y              Y               Y             Y

Preferred stocks

Small company stocks                                             Y               Y              Y               Y

Special situation companies                                      Y               Y              Y               Y             Y

Illiquid securities                                              Y               Y              Y               Y             Y

Restricted securities                                            Y               Y              Y               Y             Y

When-issued/delayed-delivery securities                          Y               Y              Y               Y             Y

Limited liability companies

Investment companies                                             Y               Y              Y               Y             Y

Real estate securities

Securities of foreign issuers                                    Y               Y              Y               Y             Y

Depositary receipts                                              Y               Y              Y               Y             Y

Securities from developing countries/emerging markets

Convertible securities

Long-term debt                                                   Y               Y              Y               Y             Y

Short-term debt                                                  Y               Y              Y               Y             Y

Floating and variable rate securities                            Y               Y              Y               Y             Y

Zero coupon securities

Step-coupon securities

Pay-in-kind bonds

Deferred payment securities

Brady bonds

Non-investment grade debt

Loan participations and assignments

Sovereign debt (foreign) (denominated in U.S. $)                 Y               Y              Y               Y             Y

Foreign commercial paper (denominated in U.S. $)                 Y               Y              Y               Y             Y

Duration                                                                         Y              Y               Y             Y

U.S. Government securities                                       Y               Y              Y               Y             Y

Money market instruments                                         Y               Y              Y               Y             Y

Mortgage-backed securities                                       Y               Y              Y               Y             Y



          TYPE OF INVESTMENT OR TECHNIQUE            Capital Appreciation   Strong NSAT Mid Cap Growth   Nationwide Strategic Value
          -------------------------------            --------------------   --------------------------   --------------------------
Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls                                                                     Y                           Y

Asset-backed securities                                                                   Y                           Y

Bank and/or Savings and Loan obligations                       Y                          Y                           Y

Repurchase agreements                                          Y                          Y                           Y

Reverse repurchase agreements                                                             Y                           Y

Warrants                                                                                  Y                           Y

Futures                                                                                   Y                           Y

Options                                                                                   Y                           Y

Foreign currencies                                                                        Y                           Y

Forward currency contracts

Borrowing money                                                Y                          Y                           Y

Lending of portfolio securities                                                           Y                           Y

Short sales                                                                               Y                           Y

Swap Agreements

Extendable Commercial Notes

Wrap Contracts

Indexed Securities

Nationwide Contract


          TYPE OF INVESTMENT OR TECHNIQUE            Dreyfus NSAT Mid Cap Index   Nationwide Small Company
          -------------------------------            --------------------------   ------------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls                                                                          Y

Asset-backed securities                                                                        Y

Bank and/or Savings and Loan obligations                           Y                           Y

Repurchase agreements                                              Y                           Y

Reverse repurchase agreements                                      Y                           Y

Warrants                                                           Y                           Y

Futures                                                            Y                           Y

Options                                                            Y                           Y

Foreign currencies                                                 Y                           Y

Forward currency contracts                                                                     Y

Borrowing money                                                    Y                           Y

Lending of portfolio securities                                    Y                           Y

Short sales                                                        Y                           Y

Swap Agreements

Extendable Commercial Notes

Wrap Contracts

Indexed Securities

Nationwide Contract


          TYPE OF INVESTMENT OR TECHNIQUE         Nationwide Small Cap Growth   Nationwde Small Cap Value   Nationwide Global 50
          -------------------------------         ---------------------------   -------------------------   --------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls

Asset-backed securities

Bank and/or Savings and Loan obligations                         Y                                                     Y

Repurchase agreements                                            Y                             Y                       Y

Reverse repurchase agreements                                    Y                             Y                       Y

Warrants                                                         Y                             Y

Futures                                                          Y                                                     Y

Options                                                          Y                                                     Y

Foreign currencies                                               Y                                                     Y

Forward currency contracts                                       Y                                                     Y

Borrowing money                                                  Y                             Y                       Y

Lending of portfolio securities                                  Y                             Y                       Y

Short sales

Swap Agreements

Extendable Commercial Notes

Wrap Contracts

Indexed Securities

Nationwide Contract


         TYPE OF INVESTMENT OR TECHNIQUE         Federated NSAT Equity Income   Total Return   J.P. Morgan NSAT Balanced
         -------------------------------         ----------------------------   ------------   -------------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations                                                                           Y

Mortgage dollar rolls                                                                                         Y

Asset-backed securities                                                                                       Y

Bank and/or Savings and Loan obligations                         Y                     Y                      Y

Repurchase agreements                                            Y                     Y                      Y

Reverse repurchase agreements                                    Y                                            Y

Warrants                                                         Y                                            Y

Futures                                                          Y                                            Y

Options                                                          Y                                            Y

Foreign currencies

Forward currency contracts

Borrowing money                                                  Y                     Y                      Y

Lending of portfolio securities                                  Y                                            Y

Short sales

Swap Agreements

Extendable Commercial Notes

Wrap Contracts

Indexed Securities

Nationwide Contract


      TYPE OF INVESTMENT OR TECHNIQUE        Government Bond   Natinwide Income   MAS NSAT Mini Sector Bond
      -------------------------------        ---------------   ----------------   -------------------------

Stripped mortgage-backed securities                       Y                                         Y

Collateralized mortgage obligations                       Y                Y                        Y

Mortgage dollar rolls                                                      Y                        Y

Asset-backed securities                                                    Y                        Y

Bank and/or Savings and Loan obligations                  Y                Y                        Y

Repurchase agreements                                     Y                Y                        Y

Reverse repurchase agreements                                                                       Y

Warrants                                                                                            Y

Futures                                                                                             Y

Options                                                                                             Y

Foreign currencies                                                                                  Y

Forward currency contracts                                                                          Y

Borrowing money                                           Y                Y                        Y

Lending of portfolio securities                                            Y                        Y

Short sales

Swap Agreements

Extendable Commercial Notes

Wrap Contracts

Indexed Securities

Nationwide Contract


      TYPE OF INVESTMENT OR TECHNIQUE     Federated NSAT High Income Bond   Money Market   Money Market II
      -------------------------------     -------------------------------   ------------   ---------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls

Asset-backed securities                                        Y                      Y           Y

Bank and/or Savings and Loan obligations                       Y                      Y           Y

Repurchase agreements                                          Y                      Y           Y

Reverse repurchase agreements                                  Y

Warrants                                                       Y

Futures                                                        Y

Options                                                        Y

Foreign currencies

Forward currency contracts

Borrowing money                                                Y                      Y           Y

Lending of portfolio securities                                Y

Short sales

Swap Agreements

Extendable Commercial Notes                                                           Y

Wrap Contracts

Indexed Securities

Nationwide Contract


      TYPE OF INVESTMENT OR TECHNIQUE     Gartmore NSAT Millenium Growth   Turner NSAT Growth Focus
      -------------------------------     ------------------------------   ------------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls                                                                       Y

Asset-backed securities                                        Y

Bank and/or Savings and Loan obligations                       Y                            Y

Repurchase agreements                                          Y                            Y

Reverse repurchase agreements                                                               Y

Warrants                                                       Y                            Y

Futures                                                        Y                            Y

Options                                                        Y                            Y

Foreign currencies                                                                          Y

Forward currency contracts                                     Y                            Y

Borrowing money                                                Y                            Y

Lending of portfolio securities                                Y                            Y

Short sales                                                    Y                            Y

Swap Agreements

Extendable Commercial Notes                                                                 Y

Wrap Contracts

Indexed Securities

Nationwide Contract


                                                         Gartmore NSAT Global Technology and
      TYPE OF INVESTMENT OR TECHNIQUE                    Communications                        Gartmore NSAT Global Health Sciences
      -------------------------------                    -----------------------------------   ------------------------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls

Asset-backed securities

Bank and/or Savings and Loan obligations                                   Y                                     Y

Repurchase agreements                                                      Y                                     Y

Reverse repurchase agreements                                              Y

Warrants

Futures                                                                    Y                                     Y

Options                                                                    Y

Foreign currencies                                                         Y                                     Y

Forward currency contracts                                                 Y                                     Y

Borrowing money                                                            Y                                     Y

Lending of portfolio securities                                            Y                                     Y

Short sales                                                                Y                                     Y

Swap Agreements

Extendable Commercial Notes

Wrap Contracts

Indexed Securities

Nationwide Contract




      TYPE OF INVESTMENT OR TECHNIQUE                  Gartmore NSAT Emerging Markets   Gartmore NSAT International Growth
      -------------------------------                  ------------------------------   ----------------------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls

Asset-backed securities

Bank and/or Savings and Loan obligations                               Y                                 Y

Repurchase agreements                                                  Y                                 Y

Reverse repurchase agreements

Warrants                                                               Y                                 Y

Futures                                                                Y                                 Y

Options                                                                Y                                 Y

Foreign currencies                                                     Y                                 Y

Forward currency contracts                                             Y                                 Y

Borrowing money                                                        Y                                 Y

Lending of portfolio securities                                        Y                                 Y

Short sales                                                            Y                                 Y

Swap Agreements

Extendable Commercial Notes

Wrap Contracts

Indexed Securities

Nationwide Contract



      TYPE OF INVESTMENT OR TECHNIQUE                Gartmore NSAT Global Leaders   Gartmore GVIT European Leaders
      -------------------------------                ----------------------------   ------------------------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls

Asset-backed securities

Bank and/or Savings and Loan obligations                           Y                              Y

Repurchase agreements                                              Y                              Y

Reverse repurchase agreements                                                                     Y

Warrants                                                           Y                              Y

Futures                                                            Y                              Y

Options                                                            Y                              Y

Foreign currencies                                                 Y                              Y

Forward currency contracts                                         Y                              Y

Borrowing money                                                    Y                              Y

Lending of portfolio securities                                    Y                              Y

Short sales                                                        Y

Swap Agreements

Extendable Commercial Notes

Wrap Contracts

Indexed Securities

Nationwide Contract



      TYPE OF INVESTMENT OR TECHNIQUE               Gartmore NSAT Global Small Companies   Gartmore NSAT OTC
      -------------------------------               ------------------------------------   -----------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls

Asset-backed securities

Bank and/or Savings and Loan obligations                               Y                             Y

Repurchase agreements                                                  Y                             Y

Reverse repurchase agreements

Warrants                                                               Y                             Y

Futures                                                                Y                             Y

Options                                                                Y                             Y

Foreign currencies                                                     Y                             Y

Forward currency contracts                                             Y                             Y

Borrowing money                                                        Y                             Y

Lending of portfolio securities                                        Y                             Y

Short sales                                                            Y

Swap Agreements                                                                                      Y

Extendable Commercial Notes

Wrap Contracts

Indexed Securities

Nationwide Contract



                                                                                         Gartmore
                                                                          Gartmore     GVIT Global       Gartmore
                                                    Gartmore GVIT        GVIT Asia      Financial          GVIT
      TYPE OF INVESTMENT OR TECHNIQUE               U.S. Leaders      Pacific Leaders    Services     Global Services
      -------------------------------               -------------     ---------------  ------------   ---------------

Stripped mortgage-backed securities

Collateralized mortgage obligations

Mortgage dollar rolls

Asset-backed securities                                   Y

Bank and/or Savings and Loan obligations                  Y                  Y             Y                Y

Repurchase agreements                                     Y                  Y             Y                Y

Reverse repurchase agreements                                                Y

Warrants                                                  Y                  Y             Y                Y

Futures                                                   Y                  Y             Y                Y

Options                                                   Y                  Y             Y                Y

Foreign currencies                                        Y                  Y             Y                Y

Forward currency contracts                                Y                  Y             Y                Y

Borrowing money                                           Y                  Y             Y                Y

Lending of portfolio securities                           Y                  Y             Y                Y

Short sales                                               Y

Swap Agreements

Extendable Commercial Notes

Wrap Contracts

Indexed Securities

Nationwide Contract

                                                                           GVIT Investor                 GVIT Investor
                                                           GVIT Investor   Destinations   GVIT Investor  Destinations  GVIT Investor
                                                            Destinations    Moderately     Destinations   Moderately   Destinations
           TYPE OF INVESTMENT OR TECHNIQUE                   Aggressive     Aggressive       Moderate    Consertative   Conservative
           -------------------------------                 --------------  -------------  -------------  ------------  -------------


Stripped mortgage-backed securities

Collateralized mortgage obligations                              Y                Y                Y             Y              Y

Mortgage dollar rolls                                            Y                Y                Y             Y              Y

Asset-backed securities

Bank and/or Savings and Loan obligations                         Y                Y                Y             Y              Y

Repurchase agreements                                            Y                Y                Y             Y              Y

Reverse repurchase agreements

Warrants

Futures                                                          Y                Y                Y             Y              Y

Options                                                          Y                Y                Y             Y              Y

Foreign currencies                                               Y                Y                Y             Y              Y



Forward currency contracts                                       Y                Y                Y             Y              Y

Borrowing money                                                  Y                Y                Y             Y              Y

Lending of portfolio securities                                  Y                Y                Y             Y              Y

Short sales                                                      Y                Y                Y             Y              Y

Swap Agreements                                                  Y                Y                Y             Y              Y

Extendable Commercial Notes                                      Y                Y                Y             Y              Y

Wrap Contracts                                                   Y                Y                Y             Y              Y

Indexed Securities                                               Y                Y                Y             Y              Y

Nationwide Contract                                              Y                Y                Y             Y              Y

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

INFORMATION CONCERNING DURATION

      Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of "term to maturity" or "average dollar weighted maturity" as measures of "volatility" or "risk" associated with changes in interest rates. Duration incorporates a security's yield, coupon interest payments, final maturity and call features into one measure.

      Most debt obligations provide interest ("coupon") payments in addition to final ("par") payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

      Traditionally, a debt security's "term-to-maturity" has been used as a measure of the sensitivity of the security's price to changes in interest rates (which is the "interest rate risk" or "volatility" of the security). However, "term-to-maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity "weighted" according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

      There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of to the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities' interest rate exposure. In these and other similar situations, a Fund's investment adviser or subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

      The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

DEBT OBLIGATIONS

      Debt obligations are subject to the risk of an issuer's inability to make principal and interest payments, when due, on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of debt securities in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price).

      RATINGS AS INVESTMENT CRITERIA. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor Services ("Moody's"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of the Fund's adviser or subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer's capital structure, existing debt and earnings history. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.

      Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund's adviser or subadviser will consider such events in its determination of whether the Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

      MEDIUM-QUALITY SECURITIES. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

      LOWER QUALITY (HIGH-RISK) SECURITIES. Non-investment grade debt or lower quality/rated securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch/IBCA Investors Service, Inc. ("Fitch") ; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower quality securities will likely have some quality and protective characteristics that are outweighted by large uncertainties or major risk exposures to adverse conditions. Lower quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or principal. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

      EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

      As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund's net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount which would result in a lower rate of return to the Fund.

      PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

      LIQUIDITY AND VALUATION. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund's asset value and ability to dispose of particular securities, when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     U.S. GOVERNMENT SECURITIES. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;

- the Federal Home Loan Banks whose securities are supported by the right of the agency to borrow from the U.S. Treasury;

- the Federal National Mortgage Association ("FNMA"), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and

- the Student Loan Marketing Association and the Federal Home Loan Mortgage Corporation ("FHLMC"), whose securities are supported only by the credit of such agencies.

Although the U.S. government and its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

      The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent a Fund purchases the principal portion of the STRIPS, the Fund will not receive regular interest payments. Instead they are sold at a deep discount from their face value. Because the principal portion of the STRIP does not pay current income, its price can be volatile when interest rates change. In calculating its dividend, the Fund takes into account as income a portion of the difference between the principal portion of the STRIP's purchase price and its face value.

      MORTGAGE AND ASSET-BACKED SECURITIES. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities. Mortgage-backed securities issued by private lenders maybe supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

      Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of GNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

      The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

      Examples of credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

      Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

      The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

      Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund's net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

      There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

      Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

      COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Other types of securities representing interests in a pool of mortgage loans are known as real estate mortgage investment conduits ("REMICs").

      Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Multiclass pass-through securities are interests in a trust composed of Mortgage Assets. REMICs, which have elected to be treated as such under the Internal Revenue Code, as amended (the "Code"), are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. Unless the context indicates otherwise, all references herein to CMOs include multiclass pass-through securities. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities.

CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

      In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

      A Fund may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

      STRIPPED MORTGAGE SECURITIES. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

      Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.

      In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. For information regarding the tax treatment of POs see "Tax Status" in the Prospectus and "Additional Information Concerning Taxes" in the Statement of Additional Information.

      A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     MONEY MARKET INSTRUMENTS. Money market instruments may include the following types of instruments:

      -- obligations issued or guaranteed as to interest and principal by the U.S. Government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;

      -- obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

      -- asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;

      --  repurchase agreements;

      --  bank and savings and loan obligations;

      -- commercial paper (including asset-backed commercial paper), which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

      -- high quality short-term (maturity in 397 days or less) corporate obligations, these obligations will be rated within the top two rating categories by an NRSRO or if not rated, of comparable quality;

      -- bank loan participation agreements representing obligations of corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;

      -- extendable commercial notes, which are obligations underwritten by Goldman Sachs, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 390 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes are considered illiquid and the Money Market Fund will be limited to holding no more than 10% of its net assets in these and any other illiquid securities.

WRAP CONTRACTS

      The Nationwide Morley Enhanced Income Fund, one of the Underlying Funds for the GVIT Investors Destinations Funds, may cover certain of its assets with wrap contracts in order to reduce the volatility of the Fund's NAV. A wrap contract is a contract between a Fund and a financial institution such as a bank, insurance company or other financial institution (a "wrap provider"), under which the wrap provider agrees to make payments to the Fund upon the occurrence of certain events. By purchasing wrap contracts, a Fund expects to reduce fluctuations in NAV per share because, under normal circumstances, the value of a Fund's wrap contracts will vary inversely with the value of its respective assets that are covered by the contracts ("covered assets"). For example, when the market value of covered assets falls below "book value" (essentially the purchase price of covered assets plus any accrued net income thereon), wrap contracts will be assets of a Fund with a value equal to the difference between the book and market values. Similarly, when the market value of covered assets is greater than their book value, wrap contracts will become a liability of a Fund equal to the amount by which the market value of covered assets exceeds their book value. In this manner, under normal conditions wrap contracts are expected to reduce the impact of interest rate risk on covered assets and, hence, the market price variability of a Fund.

      A Fund will pay premiums to wrap providers for wrap contracts, and these premiums will be an ongoing expense of the Funds. Wrap contracts obligate wrap providers to make certain payments to the Fund in exchange for payment of premiums. Payments made by wrap providers as provided by wrap contracts are intended to enable the Fund to make redemption payments at the current book value of covered assets rather than at the current market price. Wrap contract payments may be made when assets are sold to fund redemption of shares, upon termination of wrap contracts, or both. Payments are based on the book value of wrap contracts, and are normally equal to the sum of (i) the accrued or amortized purchase price of covered assets, minus (ii) the sale price of covered assets liquidated to fund share redemptions, plus (iii) interest accrued at a crediting rate, computation of which is specified in the wrap contracts. The crediting rate is the yield on the covered assets, adjusted to amortize the difference between market value and book value over the duration of the covered assets, less wrap contract premiums and Fund expenses. Wrap contracts typically provide for periodic reset of crediting rates. Crediting rates reflect the amortization of realized and unrealized gains and losses on covered assets and, in consequence, may not reflect the actual returns achieved on the wrapped assets. From time to time crediting rates may be significantly greater or less than current market interest rates, although wrap contracts generally provide that crediting rates may not fall below zero.

      A Fund will normally hold 1 to 3 percent of its assets as cash or cash equivalents which can be sold close to book value to fund redemption requests. If circumstances arise that require a Fund to liquidate assets other than cash, and if the fair market value of those other assets is less than their book value, a wrap contract will, under normal circumstances, obligate the wrap provider to pay the Fund all or some of the difference. However, if the market value of assets being liquidated exceeds the corresponding book value, the Fund would be obligated to pay all or some of the difference to the wrap provider. Generally, wrap contract payments will be made within one day after a Fund requests a payment. If more than one wrap contract applies to covered assets which have been liquidated, payment requests will be allocated among wrap contracts as specified in each wrap contract.

      Wrap contracts may require that covered assets be limited as to duration or maturity, consist of specified types of securities, and/or be at or above a specified credit quality. Wrap contracts purchased by the Fund will be consistent with its investment objectives and policies as set forth in the Prospectus and its SAI, although in some cases wrap contracts may require more restrictive investment objectives and policies. Wrap contracts may also allow providers to terminate their contracts if a Fund changes its investment objectives, policies and restrictions as set forth in the respective Prospectus and SAI without having obtained the consent of the wrap providers. In the event of termination by a wrap provider, a Fund may not be able successfully to replace contract coverage with another provider.

      Wrap contracts may mature on specified dates and may be terminable upon notice by a Fund or in the event of a default by the Fund or the wrap provider. "Evergreen" wrap contracts specify no maturity date. They allow either the Fund or a provider to terminate the wrap contract through a fixed maturity conversion. Under a fixed maturity conversion the wrap contract will terminate on a future date which is generally determined by adding the duration of covered assets to a date elected by the party seeking to terminate the contract. For example, if the date elected is January 1, 2002, and the duration of covered assets is 3 years, the wrap contract will terminate as of January 1, 2005. In addition, during the conversion period, a Fund may be required to comply with certain restrictions on covered assets, such as limitation of their duration to the remaining term of the conversion period.

      Generally, at termination of a wrap contract, the wrap provider will be obligated to pay a Fund any excess of book value over market value of covered assets. However, if a wrap contract terminates because of a default by a Fund or upon election by the Fund (other than through a fixed maturity conversion), no such payment is made.

      RISKS ASSOCIATED WITH WRAP CONTRACTS. The Morley Enhanced Income Fund expects that it will utilize wrap contracts to maintain some of the Fund's assets at stable book value. However, there are certain risks associated with the use of wrap contracts that could impair the Fund's ability to achieve this objective.

      If a wrap contract matures or terminates, a Fund may be unable to obtain a replacement wrap contract or a wrap contract with terms substantially similar those of the maturing or terminating agreement. If at the time the market value of covered assets is less than their book value, a Fund may be required to reduce its NAV accordingly. Likewise, if the market value of the covered assets is greater than their book value, a Fund's NAV may increase. In either case, Fund shareholders may experience unexpected fluctuations in the value of their shares. Further, if new wrap contracts are negotiated on less favorable terms than those of the contracts being replaced, such as higher wrap premiums, the net returns of the Fund may be negatively affected.

      A Fund's Board of Trustees has established policies and procedures governing valuation of these instruments. Other fair and reasonable valuation methodologies may be utilized in certain circumstances including, but not limited to, (1) default by a wrap provider under a wrap contract or other agreement; (2) insolvency of a wrap provider; (3) reduction of the credit rating of a wrap provider; or (4) any other situation in which the Board of Trustees determines that a wrap provider may no longer be able to satisfy its obligations under a wrap contract. In any such case, the fair value of any wrap contract may be determined to be less than the difference between book value and the market value of covered assets.

      Wrap Contracts do not protect a Fund from the credit risk of covered assets. Defaults by issuers of covered assets or downgrades in their credit rating to below investment grade status will generally cause those assets to be removed from coverage under wrap contracts, in which event a Fund may experience a decrease in NAV.

      Currently, there is no active trading market for wrap contracts, and none is expected to develop. A Fund may therefore be unable to liquidate wrap contracts within seven days at fair market value, in which case the wrap contracts will be considered illiquid. At the time of their purchase, the fair market value of a Fund's wrap contracts, plus the fair market value of all other illiquid assets in the Fund, may not exceed fifteen percent (15%) of the fair market value of the Fund's net assets. If the fair market value of illiquid assets including wrap contracts later rises above 15% of the fair market value of a Fund's net assets, the price volatility of the Fund's shares may increase as the Fund acts to reduce the percentage of illiquid assets to a level that does not exceed 15% of the Fund.

REPURCHASE AGREEMENTS

      In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund's custodian, or a subcustodian, will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

      When securities are purchased on a "when-issued" basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

      When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

LIMITED LIABILITY COMPANIES

      Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

LENDING PORTFOLIO SECURITIES

      A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

      The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund's board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

INDEXED SECURITIES

      Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an "index"). As an illustration, the Funds may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

SMALL COMPANY AND EMERGING GROWTH STOCKS

      Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in the stocks of larger, more established companies since these securities may have limited marketability and thus may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

SPECIAL SITUATION COMPANIES

      "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The adviser or subadvisers of such Funds believe, however, that if the adviser or subadviser analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

FOREIGN SECURITIES

      Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which are not typically associated with investing in securities in the United States. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

      Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

      INVESTMENT IN COMPANIES IN DEVELOPING OR EMERGING MARKET COUNTRIES. Investments may be made from time to time in companies in developing or emerging market countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

      The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.



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      The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund's inability to dispose fully and promptly of positions in declining markets will cause the Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

      Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund's investments in those countries and the availability to the Fund of additional investments in those countries.

      Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

      Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

      Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

      DEPOSITARY RECEIPTS. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts ("CDRs")), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund's investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

      Each Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants.

      A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

      Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

      EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

      Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

      CONVERSION TO THE EURO. The Fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is currently being implemented in stages, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

      FOREIGN SOVEREIGN DEBT. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FOREIGN COMMERCIAL PAPER

      A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper for hedging purposes only, not for speculation. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

EXTENDABLE COMMERCIAL NOTES

      The Money Market Fund may, and the Nationwide Money Market Fund as an Underlying Fund for the GVIT Investor Destinations Funds, invest in extendable commercial notes (ECNs). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 390 days from the date of issue without seeking noteholder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

      The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. The Money Market Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

BRADY BONDS

      Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as "Brady Bonds." Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund's adviser or subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the adviser or the subadviser's expectations with respect to Brady Bonds will be realized.

      Investors should recognize that Brady Bonds have been issued only recently, and accordingly, do not have a long payment history. Brady Bonds which have been issued to date are rated in the categories "BB" or "B" by Standard & Poor's or "Ba" or "B" by Moody's or, in cases in which a rating by Standard & Poor's or Moody's has not been assigned, are generally considered by the Fund's adviser or subadviser to be of comparable quality.

      Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), and bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of 1% above the then current six month London Inter-Bank Offered Rate ("LIBOR") rate. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Brady Bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the fact amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Based upon current market conditions, the Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payments. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

      Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transnational securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a Fund may invest are likely to be acquired at a discount, which involves certain considerations discussed below under "Additional Information Concerning Taxes."

REAL ESTATE SECURITIES

      Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

      REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code.

CONVERTIBLE SECURITIES

      Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its "investment value" (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its "conversion value" (the security's worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

      A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

      Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

      Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks ("PERCS"), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer's common stock if the issuer's common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer's common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

      A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will necessarily convert into either cash or a specified number of shares of common stock.

      Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer's corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

      An investment in an enhanced convertible security or any other security may involve additional risks to the fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund's ability to dispose of particular securities, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the credit worthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund's portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

      Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer's common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity.

Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

WARRANTS

      Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

PREFERRED STOCK

      Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

SHORT SELLING OF SECURITIES

      In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

      A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any interest the Fund may be required to pay in connection with the short sale.

      In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must deposit in a segregated account an amount of cash or liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis the segregated account at such a level that (1) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (2) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short.

      A Fund may engage in short sales, subject to certain tax restrictions [Note: short sales against the box were severely restricted after the Taxpayer Relief Act of 1977], if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such a case, any future losses in the Fund's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box, but the Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES

      A Fund may not invest more than 15% (10% for the Money Market Fund and Money Market Fund II) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

      Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on


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



resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

      Any such restricted securities will be considered to be illiquid for purposes of a Fund's limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

      A Fund may sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      The applicable subadviser or the adviser will monitor the liquidity of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered: (A) the unregistered nature of the security; (B) the frequency of trades and quotes for the security; (C) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (D) dealer undertakings to make a market in the security and (E) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

      PRIVATE PLACEMENT COMMERCIAL PAPER. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act of 1933 lists investment companies as accredited investors.

      Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the adviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

BORROWING

      A Fund may borrow money from banks, limited by each Fund's fundamental investment restriction (generally, 331/3% of its total assets (including the amount borrowed)), and may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing. In addition, a Fund may borrow up to an additional 5% of its total assets from banks for temporary or emergency purposes. A Fund will not purchase securities when bank borrowings exceed 5% of such Fund's total assets. Each Fund expects that its borrowings will be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender. The Funds have established a line-of-credit ("LOC") with their custodian by which they may borrow for temporary or emergency purposes. The Funds intend to use the LOC to meet large or unexpected redemptions that would otherwise force a Fund to liquidate securities under circumstances which are unfavorable to a Fund's remaining shareholders.

DERIVATIVE INSTRUMENTS

      A Fund's adviser or subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options and forward currency contracts to hedge a Fund's portfolio or for risk management or for any other permissible purposes consistent with that Fund's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

      Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

      The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

      SPECIAL RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

      (1) Successful use of most of these instruments depends upon a Fund's adviser's or subadviser's ability to predict movements of the overall securities and currency markets, which requires skills different skills from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

      (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund's assets being hedged in terms of securities composition.

      (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Fund entered into a short hedge because a Fund's adviser or subadviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

      (4) As described below, a Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

      For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Tax Status" below.

      OPTIONS. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

      The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

      A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

      A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

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      A Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

      If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

      A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

      The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

      Transactions using OTC options (other than purchased options) expose a Fund to counter party risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts as a cover could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

      SPREAD TRANSACTIONS. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

      FUTURES CONTRACTS. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund's adviser or a subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

      To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

      A Fund will not enter into futures contracts and related options for other than "bona fide hedging" purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund's net asset value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. There is no overall limit on the percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

      A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

      No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, "initial margin" consisting of cash, U.S. Government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

      Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund's obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

      If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

      Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

      SWAP AGREEMENTS. A Fund may enter into interest rate, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund's investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to several years. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

      The "notional amount" of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a "net basis." Consequently, a Fund's obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). A Fund's obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

      Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend, in part, on a Fund's adviser's or subadviser's ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

      A Fund will enter swap agreements only with counterparties that a Fund's adviser or subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

      FOREIGN CURRENCY-RELATED DERIVATIVE STRATEGIES - SPECIAL CONSIDERATIONS. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund's securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

      A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund's adviser or a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

      The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

      Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

      Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

FORWARD CURRENCY CONTRACTS

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

      At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

      The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

      CURRENCY HEDGING. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of a Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund's investments denominated in that currency over time.

      A decline in the dollar value of a foreign currency in which a Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

      A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in the case of the Nationwide Global 50 Fund, to adjust its currency exposure relative to its benchmark, the MSCI World Equity Index. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

FLOATING AND VARIABLE RATE INSTRUMENTS

      Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating-rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

      Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

      Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

      A Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a

Fund's custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund's custodian.

SECURITIES OF INVESTMENT COMPANIES

      As permitted by the 1940 Act, a Fund may invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. However, as described above, each of the GVIT Investor Destinations Funds may invest up to 100% of its assets in other investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by the Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

      SPDRs. The Funds may invest in Standard & Poor's Depository Receipts ("SPDRs") SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor's Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs' performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

      SPDRs are not actively managed. Rather, a SPDR's objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by SPDRs at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if SPDR was not fully invested in such securities. Because of this, a SPDR's price can be volatile, the S&P 500 Index Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in SPDRs.

BANK OBLIGATIONS

      Bank obligations that may be purchased by a Fund include certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

      Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

ZERO COUPON SECURITIES, STEP-COUPON SECURITIES, PAY-IN-KIND BONDS ("PIK BONDS") AND DEFERRED PAYMENT SECURITIES

      Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

      Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

LOAN PARTICIPATIONS AND ASSIGNMENTS

      Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable adviser or subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

      A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

      In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.


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



MORTGAGE DOLLAR ROLLS AND REVERSE REPURCHASE AGREEMENTS

      A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing (see "Borrowing"). When required by guidelines of the SEC, a Fund will set aside permissible liquid assets in a segregated account to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such determination. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

      Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could be compensated through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Mortgage dollar roll transactions may be considered borrowings by the Funds. (See "Borrowing")

      Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

THE NATIONWIDE CONTRACT

      Each of the GVIT Investor Destinations Funds (except the GVIT Investor Destinations Aggressive Fund) currently invests in the Nationwide Contract. The Nationwide Contract is a fixed interest contract issued and guaranteed by Nationwide Life Insurance Company ("Nationwide"). This contract has a stable principal value and will pay each such Fund a fixed rate of interest. The fixed interest rate must be at least 3.50%, but may be higher. Nationwide will calculate the interest rate in the same way that it calculates guaranteed interest rates for similar contracts. Because of the guaranteed nature of the contract, the Funds will not directly participate in the actual experience of the assets underlying the contract. Although under certain market conditions a Fund's performance may be hurt by its investment in the Nationwide Contract, VMF believes that the stable nature of the Nationwide Contract should reduce a GVIT Investor Destinations Fund's volatility and overall risk, especially when the bond and stock markets decline simultaneously.

TEMPORARY DEFENSIVE POSITIONS

      In response to economic, political or unusual market conditions, each Fund may invest up to 100% of its assets in cash or money market obligations. In addition, a Fund may have, from time to time, significant cash positions until suitable investment opportunities are available.

INVESTMENT RESTRICTIONS

      The following are fundamental investment restrictions for each of the Funds which cannot be changed without the authorization of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (A) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding securities, whichever is less.

Each of the Funds:

- May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).

- May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.

- May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or Statement of Additional Information of such Fund.

- May not act as an underwriter of another issuer's securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

In addition, each Fund, except Nationwide Small Company Fund, Strong NSAT Mid Cap Growth Fund, Nationwide Income Fund, Gartmore NSAT Global Health Sciences Fund, Turner NSAT Growth Focus Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore GVIT U.S. Leaders Fund and GVIT Investor Destinations Funds:

- May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Money Market Fund and Money Market Fund II will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time

     Each Fund, except for Gartmore NSAT Global Health Sciences Fund, Gartmore NSAT OTC Fund, Gartmore GVIT Global Utilities Fund, Gartmore GVIT Global Financial Services Fund, Gartmore GVIT U.S. Leaders Fund and each of the GVIT Investor Destinations Funds:

- May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

     For each of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund, Money Market Fund and Money Market Fund II:

No Fund may:

- Purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.

For the GVIT Investor Destinations Funds:

- May not purchase the securities of any issuer if, as a result, 25% more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry, provided, that a Fund may invest more than 25% of its total assets in securities of issuers in an industry if the concentration in an industry is the result of the weighting in a particular industry in one or more underlying Funds.

      The following are the NON-FUNDAMENTAL operating policies of each of the Funds, except Total Return Fund, Capital Appreciation Fund, Government Bond Fund, Money Market Fund and Money Market Fund II, which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:

Each Fund may not:

- Sell securities short (except for the Dreyfus NSAT Mid Cap Index Fund and The Gartmore GVIT U.S. Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The Dreyfus NSAT Mid Cap Index Fund and the Gartmore GVIT U.S. Leaders Fund may only sell securities short in accordance with the description contained in their respective Prospectuses or in this SAI.

- Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.

- Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

- Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 331/3% of the Fund's total assets at the time of the borrowing or investment.

      The following are the NON-FUNDAMENTAL operating policies of the Capital Appreciation Fund, Total Return Fund, Government Bond Fund; Money Market Fund and Money Market Fund II which MAY BE CHANGED by the Board of Trustees of the Trust WITHOUT SHAREHOLDER APPROVAL:

No Fund may:

- Make short sales of securities.

- May not purchase securities on margin, but the Trust may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.

- Purchase or otherwise acquire any other securities if, as a result, more than 15% (10% with respect to the Money Market Fund and Money Market Fund
     II) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

- Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization and (b) to the extent permitted by the 1940 Act, or any rules or regulations thereunder, or pursuant to any exemption therefrom.

     In addition each of the Funds (except the GVIT Investor Destinations Funds) may not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

      The investment objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.


Each of the GVIT Investor Destinations Funds may not:

- May not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or other investment companies, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or other investment companies.

PORTFOLIO TURNOVER

The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. The portfolio turnover rate for the years ended December 31, 2000 and 1999 were as follows:


             FUND                                                          2000                                 1999
            -----                                                          ----                                 ----

Strong NSAT Mid Cap Growth Fund                                          632.95%                             637.83%

Nationwide Strategic Value Fund                                           78.80%                             113.30%

Federated NSAT Equity Income Fund                                         72.32%                              45.16%

Federated NSAT High Income Bond Fund                                      18.12%                              22.04%

J.P. Morgan NSAT Balanced Fund(1)                                        252.43%                             103.69%

MAS NSAT Multi Sector Bond Fund(1)                                       399.03%                             242.89%

Nationwide Small Cap Value Fund                                          181.85%                             270.26%

Nationwide Small Cap Growth Fund                                         182.48%                             130.98%

Nationwide Global 50 Fund(2)                                             184.98%                              79.22%

Dreyfus NSAT Mid Cap Index Fund(3)                                        83.45%                             275.04%

Nationwide Small Company Fund                                            163.66%                             134.74%

Nationwide Income Fund                                                    46.17%                              88.39%

Total Return Fund(4)                                                     148.28%                              29.95%

Capital Appreciation Fund(5)                                             205.34%                              24.70%

Government Bond Fund                                                      75.91%                              51.61%

Turner NSAT Growth Focus Fund(6,7)                                       867.40%                                N/A

Gartmore NSAT Millennium Growth Fund(6,8)                                215.10%                                N/A

Gartmore NSAT Global Technology                                          305.36%                                N/A
 and Communications Fund(6,9)

Gartmore NSAT Global Health Sciences Fund(10)                              0.00%                                N/A

Gartmore NSAT Emerging Markets Fund(11)                                  543.33%                                N/A

Gartmore NSAT International Growth Fund(11)                               93.02%                                N/A

Gartmore NSAT Global Leaders Fund(12)                                       N/A                                 N/A

Gartmore NSAT European Growth Fund(12)                                      N/A                                 N/A

Gartmore NSAT Global Small Companies Fund(12)                               N/A                                 N/A

Gartmore NSAT OTC Fund(12)                                                  N/A                                 N/A


--------
                                       47

          1. The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due a change in the subadviser as of May 1, 2000.

          2. The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to a change in investment strategy. Prior to May 1, 2000, the Fund was managed as a global equity fund which is a more diversified investment strategy.

          3. The portfolio turnover for the Fund decreased significantly during the fiscal year ended December 31, 2000 because the Fund that the account changed from an actively managed account to an index fund on September 27, 1999. The Fund only trades when there are cash flows and index changes and this tends to result in a lower portfolio turnover rate than an active fund.

          4. The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to a change in portfolio managers.

          5. The portfolio turnover for the Fund increased significantly during the fiscal year ended December 31, 2000 due to a change is portfolio managers and a strategy to increase diversification in the portfolio.

          6. The Turner NSAT Growth Focus Fund, Gartmore NSAT Millennium Growth Fund and the Gartmore NSAT Global Technology and Communications Fund commenced operations on June 30, 2000.

          7. It is anticipated that the portfolio turnover for the Fund will continue at a high rate during the fiscal year ending December 31, 2001, as the subadviser may engage in active and frequent trading of securities if doing so is in the best interest of the Fund.

          8. It is anticipated that the portfolio turnover for the Fund will continue around the same rate and is expected to normally be about 200%.

          9. It is anticipated that the portfolio turnover for the Fund will decrease over the upcoming year and to normally be about 200%.

          10. The Gartmore NSAT Global Health Sciences Fund commenced operations on December 29, 2000.

          11. NSAT Emerging Markets Fund and NSAT International Growth Fund commenced operations on September 1, 2000.

          12.  The Fund has not commenced operations.

High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of the Fund.

INSURANCE LAW RESTRICTIONS

      In connection with the Trust's agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, Villanova Mutual Fund Capital Trust ("VMF"), Villanova Global Asset Management Trust ("VGAMT") (collectively, the "Advisers) and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Advisers may agree to use their best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.

MAJOR SHAREHOLDERS

      As of July 9, 2001, separate accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company had shared voting and investment power over 98.2% of the J.P. Morgan NSAT Balanced Fund shares, 98.6% of the MAS NSAT Multi Sector Bond Fund shares, 94.13.9% of the Nationwide Small Cap Value Fund shares, 97.6% of the Nationwide Global 50 Fund shares, 91.4% of the Dreyfus NSAT Mid Cap Index Fund shares, 91.7% of the Nationwide Small Cap Growth Fund, 97.4% of the Strong NSAT Mid Cap Growth Fund shares, 92.8% of the Nationwide

Strategic Value Fund shares, 96.8% of the Federated NSAT Equity Income Fund shares, 96.3% of the Federated NSAT High Income Bond Fund shares, 88.8% of the Nationwide Small Company Fund shares, 87.6% of the Total Return Fund shares, 91.1% of the Government Bond Fund shares, 81.7% of the Capital Appreciation Fund shares, 47.8% of the Income Fund, 94.8% of the Gartmore NSAT Emerging Markets Fund, 95.8% of the Gartmore NSAT International Growth Fund, 97.0% of the Gartmore NSAT Global Technology and Communications Fund, 94.0% of the Turner NSAT Growth Focus Fund, 100% of the Gartmore NSAT Millennium Growth Fund, 100% of the Gartmore NSAT Global Health Sciences Fund and 88.0% of the Money Market Fund shares, respectively. As of July 9, 2001, the following portfolios of Nationwide Asset Allocation Trust had shared voting and investment power over shares of the Income Fund: Moderately Aggressive Portfolio, 13.2%, Moderate Portfolio, 19.0%; Moderately Conservative Portfolio, 10.9%; and Conservative Portfolio, 8.3%. Nationwide Asset Allocation Trust is a registered investment company advised by Villanova SA Capital Trust, an affiliate of VMF, and sold to separate accounts of Nationwide Life Insurance Company.

      As of July 9, 2001, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

TRUSTEES AND OFFICERS

      The business and affairs of the Trust are managed under the direction of its board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

      The principal occupations of the Trustees and Officers during the last five years and their affiliations are:

CHARLES E. ALLEN, TRUSTEE, Age 53
300 River Place, Suite 2050, Detroit, Michigan 48207
Mr. Allen is Chairman, Chief Executive Officer and President of the Graimark family of companies (real estate development, investment and asset management).

PAULA H.J. CHOLMONDELEY, TRUSTEE, Age 54
225 Franklin Street, Boston, Massachusetts 02110

Ms. Cholmondeley is Vice President and General Manager of Special Products at Sappi Fire Paper North America. Prior to that, she held various positions with Owens Corning, including Vice President and Special Manager of the Residential Insulation Division, President of the MIRAFLEX Fibers Division, and Vice President of Business Development and Global Sourcing.

C. BRENT DEVORE, TRUSTEE, Age 60
111 N. West Street, Westerville, Ohio 43081
Dr. DeVore is President of Otterbein College.

ROBERT M. DUNCAN, TRUSTEE, Age 73
1397 Haddon Road Columbus, Ohio 43209
Since 1999, Mr. Duncan has worked as an arbitration and mediation consultant. From 1996 to 1999, he was a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of the Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.

JOSEPH J. GASPER, TRUSTEE AND CHAIRMAN*, Age 56
One Nationwide Plaza Columbus, Ohio 43215
Mr. Gasper is Director, President and Chief Operating Officer of Nationwide Financial Services, Inc. since December 1996 and of Nationwide Life and Annuity Insurance Company and Nationwide Life Insurance Company since April 1996. Prior to that, he was Executive Vice President and Senior Vice President for the Nationwide Insurance Enterprise.

BARBARA HENNIGAR, TRUSTEE, Age 65
6803 Tucson Way, Englewood, Colorado 80112
Retired; Ms. Hennigar is the former Chairman of OppenheimerFunds Services and Shareholder Services Inc. Ms. Hennigar held this position from October 1999 to June, 2000. Prior to that, she served as President and Chief Executive Officer of OppenheimerFunds Services.

PAUL J. HONDROS, TRUSTEE*, Age 53
1200 River Road, Conshohocken, Pennsylvania 19428
Mr. Hondros is President and Chief Executive Officer of Villanova Mutual Fund Capital Trust, Villanova Capital, Inc. and Villanova SA Capital Trust. Prior to that, Mr. Hondros served as President and Chief Operations Officer of Pilgrim Baxter and Associates, Ltd., an investment management firm, and its affiliated fixed income investment management arm, Pilgrim Baxter Value Investors, Inc. and as Executive Vice President to the PBHG Funds, PBHG Insurance Series Funds and PBHG Adviser Funds.

THOMAS J. KERR, IV, TRUSTEE, Age 67
4890 Smoketalk Lane Westerville, Ohio 43081
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of the Grant Hospital Development Foundation.

DOUGLAS F. KRIDLER, TRUSTEE, Age 46
55 East State Street, Columbus, Ohio 43215
Mr. Kridler is President of Columbus Association for the Performing Arts.

ARDEN L. SHISLER, TRUSTEE*, Age 59
P.O. Box 267, Dalton, Ohio 44618
Mr. Shisler is President and Chief Executive Officer of K&B Transport, Inc., a trucking firm.

DAVID C. WETMORE, TRUSTEE, Age 53
11495 Sunset Hills Rd - Suite #210, Reston, Virginia 20190
Mr. Wetmore is the Managing Director of Updata Capital, a venture capital firm.

GERALD J. HOLLAND, TREASURER, Age 49
1200 River Road, Conshohocken, Pennsylvania 19428
Mr. Holland is Senior Vice President - Operations for Villanova Capital. He was formerly Senior Vice President for First Data Investor Services, an investment company service provider.

KEVIN S. CROSSETT, SECRETARY, Age 40
One Nationwide Plaza, Columbus, Ohio 43215
Mr. Crossett is Vice President, Associate General Counsel for Villanova Capital, Inc.
He was formerly Vice President, Senior Counsel and Director of Compliance for Merrill Lynch, Pierce, Fenner & Smith.

------------

* A Trustee who is an "interested person" of the Trust as defined in the 1940
Act.

** All of the Trustees are also Trustees of Nationwide Mutual Funds. DeVore, Duncan, Gasper, Kerr, Kridler, Shisler and Wetmore are also Trustees of the Nationwide Asset Allocation Trust. Nationwide Mutual Funds and Nationwide Asset Allocation Trust are registered investment companies in the Nationwide fund complex. Holland and Crossett are also officers of Nationwide Mutual Funds and Nationwide Asset Allocation Trust.

AFFILIATED PERSONS OF THE TRUST AND THE ADVISER

      Mr. Joseph J. Gasper, Trustee and Chairman of the Trust, is also Vice Chairman of the Board of Directors of the managing unitholder of VMF and VGAMT and President and Chief Operating Officer of NFS. Mr. Arden L. Shisler, Trustee of the Trust, is also a member of the Board of Directors of NFS and other Nationwide Insurance entities.

      The Trust does not pay any fees to Officers or to Trustees who are also officers of VMF, Villanova SA Capital Trust ("VSA"), VGAMT or their affiliates. The table below lists the aggregate compensation paid by the Trust to each disinterested Trustee during the fiscal year ended December 31, 2000, and the aggregate compensation paid to each disinterested Trustee during the fiscal year ended December 31, 2000 by all 64 of the then registered investment series of Nationwide Mutual Funds, Nationwide Separate Account Trust or Nationwide Asset Allocation Trust (the "Nationwide Fund Complex").

      The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.


                               COMPENSATION TABLE
                       FISCAL YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------------------------------------
                                                          AGGREGATE                            TOTAL
                                                        COMPENSATION                    COMPENSATION FROM
                                                       FROM THE TRUST                       NATIONWIDE
TRUSTEES                                                FUND COMPLEX                   INCLUDING THE TRUST
--------------------------------------------------------------------------------------------------------------
Charles E. Allen(1)                                       $9,000                               $18,000

John C. Bryant(2)                                         $4,500                               $14,250

Paula H.J. Cholmondeley(1)                                $9,500                               $19,000

C. Brent DeVore                                          $11,750                               $28,500

Sue A. Doody(2)                                           $4,500                               $14,250

Robert M. Duncan                                         $12,000                               $29,000

Joseph J. Gasper(3)                                          N/A                                   N/A

Barbara Hennigar(1)                                       $9,500                               $19,000

Paul J. Hondros(1)                                           N/A                                   N/A

Thomas J. Kerr, IV                                       $11,750                               $28,500

Douglas F. Kridler                                       $12,000                               $29,000

Dimon R. McFerson(2)                                         N/A                                   N/A

Arden L. Shisler(3)                                      $11,750                               $28,500

David C. Wetmore                                         $12,000                               $29,000

Robert Woodward(2)                                           N/A                                   N/A

--------------------------------------------------------------------------------------------------------------

______________________

(1) Mr. Allen, Ms. Cholmondeley, Ms. Hennigar and Mr. Hondros were elected as Trustees on July 26, 2000.

(2) Dr. Bryant, Ms. Doody, Mr. McFerson and Mr. Woodward are no longer Trustees of the Trust.

(3)  Mr. Shisler was elected as a Trustee on February 9, 2000.

PERFORMANCE ADVERTISING

      The Funds may use past performance in advertisements, sales literature, and their prospectuses, including calculations of average annual total return, 30-day yield, and seven-day yield, as described below.

CALCULATING YIELD AND TOTAL RETURN

CALCULATING YIELD - THE MONEY MARKET FUND AND THE MONEY MARKET FUND II

      Any current yield quotations for the Money Market Fund or the Money Market Fund II, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, excluding realized and unrealized gains and losses, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 (or 366/7 during a leap year). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. As of December 31, 2000, the Money Market Fund's seven-day current yield was 6.13%. The Money Market Fund's effective yield represents an annualization of the current seven day return with all dividends reinvested, and for the period ended December 31, 2000, was 6.32%. The Money Market Fund II had not yet commenced operations as of December 31, 2000.

      Each Fund's yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in each Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and each Fund's expenses. There is no assurance that the yield quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset value will remain constant. It should be noted that a shareholder's investment in either Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.

CALCULATING YIELD (NON-MONEY MARKET FUNDS) AND TOTAL RETURN

      The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act, or Rule 34b-1 under the 1940 Act. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

      All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a Fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

      The uniformly calculated average annual total returns for the one, five, and ten year periods ended December 31, 2000, and or the period from inception to December 31, 2000 if less than another time period, are shown below.

                                                                                                     10 YEARS
              FUND*                                        1 YEAR             5 YEARS                OR LIFE
              -----                                        ------             -------                -------
Strong NSAT Mid Cap Growth Fund(1)                        (15.38)%                N/A                  21.10%
Nationwide Strategic Value Fund(1)                           7.61%                N/A                   1.99%
Federated NSAT Equity Income Fund(1)                       (10.62)%               N/A                   7.06%
MAS NSAT Multi Sector Bond Fund(1)                           5.65%                N/A                   3.42%
Federated NSAT High Income Bond Fund(1)                     (8.28)%               N/A                   0.76%
J.P. Morgan NSAT Balanced Fund(1)                           (0.35)%               N/A                   3.12%
Nationwide Small Cap Value Fund(1)                          11.20%                N/A                  10.10%
Nationwide Global 50 Fund(1)                               (12.32)%               N/A                   8.61%
Dreyfus NSAT Mid Cap Index Fund(1)                          15.21%                N/A                  14.58%
Nationwide Small Cap Growth Fund(2)                        (16.17)%               N/A                  38.49%
Nationwide Small Company Fund(3)                             8.90%                17.96%               20.32%
Nationwide Income Fund(4)                                   10.27%                N/A                   5.67%
Total Return Fund                                           (2.12)%               14.28%               15.50%
Capital Appreciation Fund                                  (26.53)%               11.05%               11.14%
Money Market Fund                                            6.03%                 5.30%                4.80%
Government Bond Fund                                        12.54%                 6.32%                7.96%
Turner NSAT Growth Focus Fund(5)                            N/A                   N/A                 (40.30)%
Gartmore NSAT Millennium Growth Fund(5)                     N/A                   N/A                 (26.30)%
Gartmore NSAT Global Technology                             N/A                   N/A                 (24.96)%
   and Communications Fund(5)
Gartmore NSAT Global Health Sciences(6)                     N/A                   N/A                  (1.70)%
Gartmore NSAT Emerging Markets(7)                           N/A                   N/A                 (24.83)%
Gartmore NSAT International Growth(7)                       N/A                   N/A                 (13.70)%
Gartmore NSAT Global Leaders(8)                             N/A                   N/A                 N/A
Gartmore NSAT European Growth(8)                            N/A                   N/A                 N/A
Gartmore NSAT Global Small Companies(8)                     N/A                   N/A                 N/A
Gartmore NSAT OTC(8)                                        N/A                   N/A                 N/A

----------------------

* As of May 1, 2001, all of the current shares of the Funds were designated Class I shares.

(1)      These Funds commenced operations on October 31, 1997.
(2)      This Fund commenced operations on May 1, 1999.
(3)      This Fund commenced operations on October 23, 1995.
(4)      This Fund commenced operations on January 20, 1998.
(5)      These Funds commenced operations on June 30, 2000.
(6)      This Fund commenced operations on December 29, 2000.
(7)      These Funds commenced operations on August 30, 2000.
(8)      These Funds have not commenced operations.

      Certain Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, and annualizing the results, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of share entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The uniformly calculated yields for the 30 day period ended December 31, 2000 were as follows:

              FUND                                           30-DAY YIELD
              -----                                           -----------
Federated NSAT High Income Bond Fund                              9.98%

J.P. Morgan NSAT Balanced Fund                                    2.57%

MAS NSAT Multi Sector Bond Fund                                   6.61%

Government Bond Fund                                              5.68%

Income Fund                                                       5.21%


CODE OF ETHICS

      Federal law requires the Trust, each of its investment advisers, sub-advisers and distributor to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust).

TRUST EXPENSES

      The Trust pays the compensation of the Trustees who are not employees of Villanova Capital, Inc., or its affiliates, and all expenses (other than those assumed by the applicable adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of calculating the net asset value of shares of the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.

INVESTMENT ADVISORY AND OTHER SERVICES

      VMF oversees the management of each of the Funds, other than the Gartmore NSAT Emerging Markets, Gartmore NSAT International Growth, Gartmore NSAT Global Leaders, Gartmore GVIT

European Growth, Gartmore NSAT Global Small Companies, Gartmore NSAT OTC, Gartmore GVIT Asia Pacific Leaders, Gartmore GVIT Global Financial Services and Gartmore GVIT Global Utilities Funds which are managed by VGAMT (VMF and VGAMT referred to collectively as, the "Advisers"), pursuant to Investment Advisory Agreements with the Trust (the "Investment Advisory Agreements"). Pursuant to their respective Investment Advisory Agreements, the Advisers either provide portfolio management for the Funds directly or hire and monitor subadvisers who are responsible for daily portfolio management. The Advisers pay the compensation of Mr. Gasper and Mr. Hondros. The officers of the Trust receive no compensation from the Trust. The Advisers also pay all expenses incurred by them in providing service under their respective Investment Advisory Agreements, other than the cost of investments. The Trust pays the compensation of the Trustees who are not interested persons of Villanova Capital, or its affiliates, and all expenses (other than those assumed by the applicable adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust's Fund Administration Agreement which includes the expenses of calculating the Funds' net asset values; fees and expenses of independent certified public accountants, legal counsel, and any transfer agent, registrar, and dividend disbursing agent of the Trust; expenses of preparing, printing, and mailing shareholders' reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; insurance premiums; fees and expenses of the custodian for all services to the Trust; expenses of shareholders' meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust.

      The Investment Advisory Agreements also provide that the Advisers shall not be liable for any act or omission in providing advisory services, or for any loss arising out of any investment, unless the Adviser has acted with willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Adviser's reckless disregard of its obligations and duties under the Agreements. After an initial two-year period, the Investment Advisory Agreements must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Investment Advisory Agreement terminates automatically if it is assigned and they may be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice. The Agreements further provide that the Advisers may render similar services to others.

      VMF, a Delaware business trust, is a wholly owned subsidiary of Villanova Capital, Inc., 97% of the common stock of which is owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B common stock) to control NFS. Nationwide Corporation, is also a holding company in the Nationwide Insurance group of companies. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

      VGAMT, a Delaware business trust, is a wholly owned subsidiary of Nationwide Global Holdings, Inc. ("NGH"), a holding company. Nationwide Corporation owns 100% of the common stock of NGH and as such may control NGH. As stated previously, Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company together own all of the common stock of Nationwide Corporation.

      Subject to the supervision of the Advisers and the Trustees, each subadviser manages a Fund's assets in accordance with such Fund's investment objective and policies. Each subadviser shall make investment decisions for such Fund, and in connection with such investment decisions, shall place purchase and sell orders for securities.

      Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial two-year period, each Subadvisory Agreement must be approved each year by the Trust's board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated without penalty by vote of a majority of the outstanding voting securities, or by either party, on not less than 60 days written notice.

      Prior to September 1, 1999, Nationwide Advisory Services, Inc. ("NAS") served as the investment adviser to those Funds that were in existence at that time and paid fees to the subadvisers pursuant to such Funds' Subadvisory Agreements. Effective September 1, 1999, the investment advisory services previously performed for those Funds (effective September 27, 1999 for the Dreyfus NSAT Mid Cap Index Fund) by NAS were transferred to VMF, an affiliate of NAS. VMF assumed all rights and responsibilities performed by NAS, including the supervision and monitoring of each such Funds' subadviser(s), and the Fund's subadvisers continued to manage the relevant Funds after the transfer to VMF. After the transfer, there were no changes in the fees charged for investment advisory services to each of the Funds except for a decrease in fees for the Dreyfus NSAT Mid Cap Index Fund.

      The following is a summary of the investment advisory fees paid and the subadvisory arrangements for each Fund.

TOTAL RETURN FUND, CAPITAL APPRECIATION FUND, GOVERNMENT BOND FUND, MONEY MARKET FUND AND MONEY MARKET FUND II

      The following are the advisory fees for the Total Return, Capital Appreciation, Government Bond, Money Market and Money Market II Funds, expressed as an annual percentage of average daily net assets:

      FUND                           ADVISORY FEES
      ----                           ------------
      Total Return Fund and          0.60% on assets up to $1 billion
      Capital Appreciation Fund      0.575% on assets of $1 billion and
                                        more but less than $2 billion
                                     0.55% on assets of $2 billion and
                                        more but less than $5 billion
                                     0.50% for assets of $5 billion
                                        and more

      Government Bond Fund           0.50% on assets up to $1 billion
                                     0.475% on assets of $1 billion and more
                                        but less then $2 billion

                                     0.45% on assets of $2 billion and more
                                        but less then $5 billion
                                     0.40% for assets of $5 billion and more

      Money Market Fund              0.40% on assets up to $1 billion
                                     0.38% on assets of $1 billion and more
                                        but less than $2 billion
                                     0.36% on assets of $2 billion and more
                                        but less then $5 billion
                                     0.34% for assets of $5 billion and more

      Money Market Fund II           0.50% on assets up to $1 billion
                                     0.48% on assets of $1 billion and more
                                        but less than $2 billion
                                     0.46% on assets of $2 billion and more
                                        but less then $5 billion
                                     0.44% for assets of $5 billion and more

      For the year ended December 31, 1998, NAS received fees in the following amounts:

      Total Return Fund, $12,401,821: Capital Appreciation Fund: $4,402,924, Government Bond Fund: $3,015,171 and Money Market Fund: $5,043,088. For the year ended December 31, 1999 NAS/VMF received fees in the following amounts:
$14,084,011 for the Total Return Fund, $6,579,545 for the Capital Appreciation Fund, $3,867,960 for the Government Bond Fund and $6,844,464 for the Money Market Fund. For the year ended December 31, 2000 VMF received fees in the following amounts: $12,055,797 for the Total Return Fund, $4,785,143 for the Capital Appreciation Fund, $3,275,649 for the Government Bond Fund and $6,486,295 for the Money Market Fund. The Money Market Fund II had not yet commenced operations as of December 31, 2000.


      VMF has agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to the following:

               0.78% on the Class I shares of the Total Return Fund
               1.03% of the Class II shares on the Total Return Fund
               0.80% on the Class I shares of the Capital Appreciation Fund, 0.66% on the Class I shares of the Government Bond Fund
               0.55% on the Class I shares of the Money Market Fund.

      However, this waiver is noncontractual and may be discontinued upon prior written notice to shareholders. For the year ended December 31, 2000, the Total Return Fund had net waivers of $706,978, the Capital Appreciation Fund had net waivers of $293,537, the Government Bond Fund had net waivers of $498,191 and the Money Market Fund has net waivers of $1,126,343. These Funds did not pay fee waivers for the years ended December 31, 1999 and 1998 because operating expenses were below the minimum expense limitation level or there were no expenses limitations in place.

      In the interest of limiting expenses for the Money Market Fund II, VMF has agreed to waive advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses for the Funds it manages. This waiver is effective until at least May 1, 2002. VMF Has agreed to waive advisory fees, and if necessary, reimburse expenses in order to limit annual fund operating expenses as follows:

      Money Market Fund II:          1.40%


GARTMORE NSAT MILLENNIUM GROWTH FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  1.03% on assets up to $250 million
                  1.00% on assets of $250 million and more
                      but less than $1 billion
                  0.97% on assets of $1 billion and more
                      but less than $2 billion
                  0.94% on assets of $2 billion and more
                      but less than $5 billion
                  0.91% for assets of $5 billion and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.40% on Class I shares and 1.65% on Class II shares. This Fund commenced operations on June 30, 2000. Advisory fees paid for the period ended December 31, 2000 were $0, net of waivers in the amount of $25,199.

GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

   Under the terms of its Investment Advisory Agreement, the Gartmore NSAT Global Technology and Communications Fund pays to VMF a fee at an annual rate of 0.98% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.35% on Class I shares and 1.60% on Class II shares. This Fund commenced operations on June 30, 2000. Advisory fees paid for the period ended December 31, 2000 were $0, net of waivers in the amount of $44,727.

GARTMORE NSAT GLOBAL HEALTH SCIENCES FUND

   For the services it provides to the Gartmore NSAT Global Health Sciences Fund, VMF receives an annual fee of 1.00% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.35% on Class I shares and 1.60% on Class II shares. This Fund commenced operations on December 29, 2000. Advisory fees paid under the agreement for the fiscal year ended December 31, 2000 were $0, net of waivers in the amount of $107.

GVIT INVESTOR DESTINATION FUNDS

      Under the terms of the Investment Advisory Agreement, VMF receives an annual fee of 0.13% of each of the GVIT Investor Destinations Funds average daily net assets. VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.61% for each of the GVIT Investor Destinations Funds. These Funds have not yet commenced operations.

FEDERATED NSAT EQUITY INCOME FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  0.80% on assets up to $50 million
                  0.65% on assets of $50 million and more
                      but less than $250 million
                  0.60% on assets of $250 million and more
                      but less than $500 million
                  0.55% for assets of $500 million and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $46,531, net of waivers in the amount of $16,475. For the fiscal year ended December 31, 1999, NAS/VMF was paid $139,401 net of waivers in the amount of $28,960. For the fiscal year ended December 31, 2000, VMF was paid $284,811, net of waivers in the amount of $70,388.

      Federated Investment Counseling ("Federated") is the subadviser of the Fund. For the investment management services it provides to the Fund, Federated receives an annual fee from VMF according to the following:

                  0.40% on assets up to $50 million
                  0.25% on assets of $50 million and more
                      but less than $250 million
                  0.20% on assets of $250 million and more
                      but less than $500 million
                  0.15% for assets of $500 million and more

      These fees are calculated at an annual rate based upon the Fund's average daily net assets. For the fiscal year ended December 31, 1998, NAS paid Federated $31,503. For the fiscal year ended December 31, 1999, NAS/VMF paid Federated $84,180. For the fiscal year ended December 31, 2000, VMF paid Federated $174,893.

      Federated, a Delaware business trust organized on April 11, 1989, is registered as an investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc. Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. As of December 31, 2000, Federated had assets under management of approximately $140 billion.

FEDERATED NSAT HIGH INCOME BOND FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  0.80% on assets up to $50 million
                  0.65% on assets of $50 million and more
                      but less than $250 million
                  0.60% on assets of $250 million and more
                      but less than $500 million
                  0.55% for assets of $500 million and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.95% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $126,140, net of waivers in the amount of $32,820. For the fiscal year ended December 31, 1999, NAS/VMF was paid $313,448, net of waivers in the amount of $104,310. For the fiscal year ended December 31, 2000, VMF was paid $442,436, net of waivers in the amount of $115,002.

      Federated is the subadviser of the Fund. For the investment management services it provides to the Fund, Federated receives an annual fee from VMF in the following amounts:

                  0.40% on assets up to $50 million,
                  0.25% on assets of $50 million and more
                      but less than $250 million,
                  0.20% on assets of $250 million and more
                      but less than $500 million,
                  0.15% on assets of $500 million and more.

      These fees are calculated at an annual rate based upon the Fund's average daily net assets. Additional information about Federated is included above for the Federated NSAT Equity Income Fund. For the fiscal year ended December 31, 1998, NAS paid Federated $79,480. For the fiscal year ended December 31, 1999, NAS/VMF paid Federated $202,180. For the fiscal year ended December 31, 2000, VMF paid Federated $249,200.

GLOBAL 50 FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  1.00% on assets up to $50 million
                  0.95% for assets of $50 million and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.20% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $98,488 net of waivers of $35,240. For the fiscal year ended December 31, 1999, NAS/VMF was paid $239,904, net of waivers in the amount of $126,090. For the fiscal year ended December 31, 2000, VMF was paid $586,716, net of waivers in the amount of $165,649.

      J.P. Morgan Investment Management Inc. ("J.P. Morgan") is the subadviser of the Fund. For the investment management services it provides to the Fund, J.P. Morgan receives an annual fee from VMF in an amount equal to 0.60% on assets up to $50 million and 0.55% on assets of $50 million and over. These fees are calculated at an annual rate based on the Fund's average daily net assets. For the fiscal year ended December 31, 1998, NAS paid J.P. Morgan $80,237. For the fiscal year ended December 31, 1999, NAS/VMF paid J.P. Morgan $219,596. For the fiscal year ended December 31, 2000, VMF paid J.P. Morgan $438,800.

      J.P. Morgan is a wholly owned subsidiary of J.P. Morgan Chase & Co., a bank holding company organized under the laws of Delaware. J.P. Morgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients. J.P. Morgan uses a sophisticated, disciplined, collaborative process for managing all asset classes. These fees are calculated at an annual rate based on each Fund's average daily net assets. As of December 31, 2000, J.P. Morgan and its affiliates had assets under management of approximately $359 billion, including approximately $49.4 billion in global equity portfolios.

DREYFUS NSAT MID CAP INDEX FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  0.50% on assets up to $250 million
                  0.49% on assets of $250 million and more
                      but less than $500 million
                  0.48% on assets of $500 million and more
                      but less than $750 million
                  0.47% on assets of $750 million and more
                      but less than $1 billion
                  0.45% for assets of $1 billion and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.65% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $50,235 net of waivers of $24,305. For the fiscal year ended December 31, 1999, NAS/VMF was paid $23,009, net of waivers of $100,860 under the combined fee schedules (as explained further below). For the fiscal year ended December 31, 2000, VMF was paid $163,748, net of waivers in the amount of $157,855.

      VMF has selected The Dreyfus Corporation ("Dreyfus"), as subadviser for the Dreyfus NSAT Mid Cap Index Fund. For the investment management services it provides to the Fund, Dreyfus receives an annual fee from VMF in an amount equal to

 -    0.10% on assets up to $250 million,
 -    0.09% on assets of $250 million and more but less than $500 million,
 -    0.08% on assets of $500 million and more but less than $750 million,
 -    0.07% on assets of $750 million and more but less than $1 billion, and
 -    0.05% on assets of $1 billion and more.

      These fees are calculated at an annual rate based on the Fund's average daily net assets. Prior to September 27, 1999, First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd and Rice, Hall, Jones & Associates were the subadvisers for the Fund and were paid under a different fee schedule. For the fiscal year ended December 31, 1998, NAS paid the previous subadvisers $46,144. For the fiscal year ended December 31, 1999, NAS/VMF paid the previous and current subadvisers $67,410 under the combined fee schedules. For the fiscal year ended December 31, 2000, VMF paid Dreyfus $64,320.

      Dreyfus, located at 200 Park Avenue, New York, New York 10166, was formed in 1947. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"), a global financial services company. As of December 31, 2000, Dreyfus managed or administered approximately over $150 billion in assets for approximately 1.6 million investor accounts nationwide. Mellon is a publicly owned financial services company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Through its subsidiaries, including Dreyfus, Mellon managed more than $530 billion in assets as of December 31, 2000. As of December 31, 2000, various subsidiaries of Mellon provided non-investment services, such as custodial or administration services, for more than $2.8 trillion in assets.

J.P. MORGAN NSAT BALANCED FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  0.75% on assets up to $100 million
                  0.70% for assets of $100 million and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $131,136 net of waivers of $12,162. For the fiscal year ended December 31, 1999, NAS/VMF was paid $411,834, net of waivers in the amount of $61,802. For the fiscal year ended December 31, 2000, VMF was paid $542,881, net of waivers in the amount of $159,539.

      J.P. Morgan is the subadviser of the Fund. For the investment management services it provides to the Fund, J. P. Morgan receives an annual fee from VMF in an amount equal to 0.35% on assets up to $100 million, and 0.30% on assets of $100 million and more. These fees are calculated as an annual rate based upon the Fund's average daily net assets. Additional information on J.P. Morgan is found above for the Global 50 Fund. Prior to May 1, 2000, Salomon Brothers Asset Management Inc. ("SBAM") was the Fund's subadviser. For the fiscal year ended December 31, 1998, NAS paid SBAM $66,872. For the fiscal year ended December 31, 1999, NAS/VMF paid SBAM $219,095. For the fiscal year ended December 31, 2000, VMF paid SBAM/J.P. Morgan $326,613.

MAS NSAT MULTI SECTOR BOND FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  0.75% on assets up to $200 million
                  0.70% for assets of $200 million and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 0.90% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended

December 31, 1998, NAS was paid $132,978 net of waivers of $11,628. For the fiscal year ended December 31, 1999, NAS/VMF was paid $331,711, net of waivers in the amount of $64,933. For the fiscal year ended December 31, 2000, VMF was paid $547,986, net of waivers in the amount of $179,017.

      Miller Anderson & Sherrerd, LLP ("MAS") is the subadviser of the Fund. For the investment management services it provides to the Fund, MAS receives an annual fee from VMF in the amount of 0.30% on assets up to $200 million, and 0.25% on assets of $200 million and more. These fees are calculated at an annual rate based upon the Fund's average daily net assets. Prior to May 1, 2000, SBAM was the Fund's subadviser. For the fiscal year ended December 31, 1998, NAS paid SBAM $67,483. For the fiscal year ended December 31, 1999, NAS/VMF paid SBAM $181,855. For the fiscal year ended December 31, 2000, VMF paid SBAM/MAS $303,984.

      MAS is wholly owned by subsidiaries of Morgan Stanley Dean Witter & Co. and is a division of Morgan Stanley Dean Witter Investment Management ("MSDW Investment Management"). MAS provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors. As of December 31, 2000, MSDW Investment Management managed in excess of $170.2 billion in assets.

NATIONWIDE SMALL CAP VALUE FUND

      VMF receives an annual fee expressed as an annual percentage of the Fund's average daily net assets:

                  0.90% on assets up to $200 million
                  0.85% for assets of $200 million and more

      Prior to May 1, 2001, advisory fees were paid under a different fee schedule.

      VMF has agreed to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.05% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $128,764, net of waivers of $57,626. For the fiscal year ended December 31, 1999, NAS/VMF was paid $647,442, net of waivers in the amount of $215,567. For the fiscal year ended December 31, 2000, VMF was paid $1,514,031, net of waivers in the amount of $303,376.

      Beginning February 5, 2001, VMF began managing a portion of the Fund's portfolio itself. In addition, VMF has selected The Dreyfus Corporation as a subadviser to manage the remaining portion of the Fund's portfolio. For the investment management services it provides to the Nationwide Small Cap Value Fund, Dreyfus receives an annual fee from VMF in an amount equal to 0.50% on assets up to $200 million and 0.45% on assets of $200 million and more. These fees are calculated at an annual rate based on each Fund's average daily net assets. For the fiscal year ended December 31, 1998, NAS paid Dreyfus $103,550. For the fiscal year ended December 31, 1999, NAS/VMF paid Dreyfus $479,449. For the fiscal year ended December 31, 2000, VMF paid Dreyfus $999,500.

      Information regarding Dreyfus can be found above under the Dreyfus NSAT Mid Cap Index Fund.

NATIONWIDE SMALL CAP GROWTH FUND

      Under the terms of its Investment Advisory Agreement, the Fund pays VMF a fee at the annual rate of 1.10% of the Fund's average daily net assets. The Fund commenced operations on or around May 1, 1999. VMF has agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.30% on Class I shares and 1.55% on Class II shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. As stated previously, NAS acted as the Fund's investment adviser prior to September 1, 1999. For the period May 1, 1999 (commencement of operations) through December 31, 1999, NAS/VMF waived all advisory fees in the amount of $47,647. For the fiscal year ended December 31, 2000, VMF was paid $488,609, net of waivers in the amount of $181,698.

      Subject to the supervision of VMF and the Trustees, the subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each subadviser shall make investment decisions for the Fund, and, in connection with such investment decisions, place purchase and sell orders for securities. No subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by VMF for investment management.

      VMF has selected three subadvisers, each of whom will each manage portion of the Fund's portfolio. Each subadviser receives an annual fee from VMF in an amount equal to 0.60% on assets managed by such subadviser. These fees are calculated at an annual rate based on each Fund's average daily net assets. For the period May 1, 1999 (commencement of operations) through December 31, 1999, NAS/VMF paid $25,989 to the subadvisers. For the fiscal year ended December 31, 2000, VMF paid $365,621 to the subadvisers.

      The Small Cap Growth Fund's subadvisers are:

         Waddell & Reed Investment Management Company ("WRIMCO")
         Miller Anderson & Shepperd, LLP ("MAS")

         Neuberger Berman, LLC ("Neuberger Berman")

         Franklin Advisers, Inc. acted as a subadviser for a portion of the Fund's assets until it was replaced by WRIMCO (that change took effect October 1, 2000).

      WRIMCO acts as investment manager to numerous investment companies and accounts. As of December 31, 2000, WRIMCO managed over $35.5 billion in assets.

      Information regarding MAS can be found above under the MAS Multi Sector Bond Fund.

      Neuberger Berman and its predecessor firms and affiliates have specialized in the management of no-load mutual funds since 1950. Neuberger Berman and its affiliates manage securities accounts that had approximately $55.5 billion of assets as of December 31, 2000. Neuberger Berman is a member of the NYSE and other principal exchanges and acts as a broker in the purchase and sale of their securities for that portion of the Fund's portfolio managed by Neuberger Berman.

NATIONWIDE STRATEGIC VALUE FUND AND STRONG NSAT MID CAP GROWTH FUND

      Under the terms of the Investment Advisory Agreement, the Strategic Value Fund pays to VMF a fee at the annual rate of 0.90% of that Fund's average daily net assets. VMF receives an annual fee expressed as an annual percentage of the Strong NSAT Mid Cap Growth Fund's average daily net assets:

                  0.90% on assets up to $200 million
                  0.85% for assets of $200 million and more

      Prior to May 1, 2001, advisory fees for the Strong NSAT Mid Cap Growth Fund were paid under a different fee schedule.

      VMF has agreed to waive advisory fees for each Fund and, if necessary, reimburse expenses in order to limit each Fund's respective total annual Fund operating expenses to 1.00% on Class I shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. For the fiscal year ended December 31, 1998, NAS was paid $57,340 for the Nationwide Strategic Value Fund, net of waivers in the amount of $19,318, and $19,683 for the Strong NSAT Mid Cap Growth, Fund net of waivers in the amount of $31,214. For the fiscal year ended December 31, 1999, NAS/VMF was paid $106,922 for the Nationwide Strategic Value Fund, net of waivers in the amount of $211,042, and $34,683 for the Strong NSAT Mid Cap Growth Fund, net of waivers in the amount of $72,875. For the fiscal year ended December 31, 2000, VMF was paid $146,678 for the Nationwide Strategic Value Fund, net of waivers in the amount of $58,778, and $1,551,732 for the Strong NSAT Mid Cap Growth Fund, net of waivers in the amount of $353,987.

      VMF has selected Strong Capital Management, Inc. ("Strong") to be the subadviser to the Nationwide Strategic Value Fund and the Strong NSAT Mid Cap Growth Fund. Prior to March 12, 2001, Strong had previously subcontracted with Schafer Capital Management, Inc. ("Schafer Capital") to act as the subadviser the Nationwide Strategic Value Fund. Effective March 12, 2001, Strong assumed Schafer Capital's subadviser duties. For the investment management services provided to each Fund, Strong receives an annual fee from VMF in an amount equal to 0.50% on assets of each Fund up to $500 million and 0.45% on assets of each Fund of $500 million and more. These fees are calculated at an annual rate based on each Fund's average daily net assets. For the fiscal year ended December 31, 1998, Strong was paid $42,588 and $28,276 for the Nationwide Strategic Value Fund and the Strong NSAT Mid Cap Growth Fund, respectively. For the fiscal year ended December 31, 1999, Strong was paid $78,669 and $157,732 for the Nationwide Strategic Value Fund and the Strong NSAT Mid Cap Growth Fund, respectively. For the fiscal year ended December 31, 2000, Strong was paid $114,142 and $1,058,731 for the Nationwide Strategic Value Fund and the Strong NSAT Mid Cap Growth Fund, respectively. For the years ended December 31, 1998, 1999 and 2000, Strong paid Schafer subadvisory fees out of the amount it received.

      Strong began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts. Strong also acts as investment advisor for each of the mutual funds within the Strong Family of Funds. As of January 31, 2001, Strong had approximately $45.9 billion under management. Strong's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong is the controlling shareholder of Strong.

NATIONWIDE SMALL COMPANY FUND

      On September 1, 1999, at the time of the transfer of investment advisory services from NAS to VMF, the management fee payable by the Fund was split between investment advisory and fund administration agreements. Effective May 1, 2001, the management fee for the Fund is 0.93% of the Fund's average daily net assets. VMF has agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 1.25% on Class I shares and 1.50% on Class II shares; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. During the fiscal year ended December 31, 1998, NAS received advisory fees in the amount of $3,598,194. For the fiscal year ended December 31, 1999, NAS/VMF received advisory fees of $3,805,726 under the combined fee schedule. For the fiscal year ended December 31, 2000, VMF received advisory fees of $6,677,080.

      VMF has selected five subadvisers, each of whom will each manage part of the Fund's portfolio. In addition, VMF manages a portion of the Fund's portfolio itself. Each subadviser receives an annual fee from VMF in an amount equal to 0.60% on assets managed by that subadviser. These fees are calculated at an annual rate based on each Fund's average daily net assets. During the fiscal year ended December 31, 1998, NAS paid the subadvisers $2,119,688. For the fiscal year ended December 31, 1999, NAS/VMF paid the subadvisers $2,336,764. For the fiscal year ended December 31, 2000, VMF paid the subadvisers $4,307,794.

      The Nationwide Small Company Fund's subadvisers are:
         Dreyfus
         Neuberger Berman
         Strong
         Gartmore Global Partners ("GGP")
         WRIMCO

      Prior to May 1, 2000, Credit Suisse Asset Management, LLC also served as a subadviser to the Fund. WRIMCO began service as a subadviser to the Fund on January 5, 2001. Prior to August ___, 2001, Lazard Asset Management ("Lazard") also served as a subadviser to the Fund. Lazard began as subadviser to the Fund on October 1, 1998. Gartmore began as a subadviser to the Fund on August ___, 2001.

      Subject to the supervision of VMF and the Trustees, the subadvisers each manage separate portions of the Fund's assets in accordance with the Fund's investment objective and policies. With regard to the portion of the Fund's assets allocated to it, each subadviser and VMF shall make investment decisions for the Fund, and in connection with such investment decisions shall place purchase and sell orders for securities. No subadviser shall have any investment responsibility for any portion of the Fund's assets not allocated to it by VMF for investment management.

      Each of the subadvisers, except Gartmore, is described above.

      GARTMORE GLOBAL PARTNERS. GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and as of December 31, 2000, managed over $1.1 billion in assets. GGP is located at 1200 River Road, Conshohocken, PA 19428.


NATIONWIDE INCOME FUND

      Under the terms of its Investment Advisory Agreement, the Fund pays VMF a fee at the annual rate of 0.45% of the Fund's average daily net assets. VMF has voluntarily agreed to waive advisory fees and, if necessary, to reimburse expenses in order to limit total annual Fund operating expenses to 0.75% of the Fund's average daily net assets; however, this waiver is voluntary and may be discontinued upon prior written notice to shareholders. The Fund commenced operations on January 20, 1998. As stated previously, NAS acted as the Fund's investment adviser prior to September 1, 1999. For the period from commencement of operations to December 31, 1998, NAS received $5,839 in fees, net of waivers and reimbursements of $8,115. For the fiscal year ended December 31, 1999, NAS/VMF received $21,163 in fees, net of waivers in the amount of $9,754. For the fiscal year ended December 31, 2000, VMF received $22,539 in fees, net of waivers in the amount of $21,115.

      VMF has selected two subadvisers, NCM Capital Management Group, Inc. ("NCM Capital") and Smith Graham & Co Asset Managers, L.P. ("Smith Graham"), each of whom will manage part of the Fund's portfolio. Each subadviser receives an annual fee from VMF based on the average daily net assets of the portion of the Fund managed by that subadviser as specified below:

              SUBADVISORY FEES            AVERAGE DAILY NET ASSETS
               ---------------            ----------------------
                    0.25%                 on the first $100 million
                    0.15%                 on assets in excess of $100 million

      The fees for each of the subadvisers are subject to the following annual minimum fees: $15,000 for NCM Capital and $25,000 for Smith Graham. For the period from commencement of operations to December 31, 1998 and the fiscal years ended December 31, 1999 and 2000, VMF annually paid $15,000 and $25,000 in fees to NCM Capital and Smith Graham, respectively.

      Below is a brief description of each of the subadvisers.

      NCM CAPITAL. NCM Capital was founded in 1986 and serves as one of the Fund's subadvisers. As of December 31, 2000, NCM Capital had approximately $6.0 billion in assets under management.

      NCM Capital is a wholly-owned subsidiary of Sloan Financial Group, Inc. Both NCM Capital and Sloan Financial Group, Inc. are located at 103 West Main Street, 4th Floor, Durham, North Carolina 27701. Sloan Financial Group, Inc. is a corporation of which Maceo K. Sloan, CFA, Chairman, President and Chief Executive Officer of NCM Capital, owns 72% ; Justin F. Beckett, Executive Vice President and director of NCM Capital, owns 28%.

      SMITH GRAHAM & CO. ASSET MANAGERS, L.P. Smith Graham also serves as a subadviser to the Fund. Its corporate offices are located at 6900 Chase Tower, 600 Travis Street, Houston, Texas 77002-3007. Smith Graham serves as an investment adviser to a variety of corporate, foundation, public, Taft Hartley and mutual fund clients. The firm provides domestic, global and international money management. As of December 31, 2000, Smith Graham managed approximately $2.1 billion of assets.

      Smith Graham & Co., Inc. is wholly owned by Gerald B. Smith (80%), Jamie
G. House (10%) and Ronald A. Johnson (10%).

PERFORMANCE FEES: TURNER NSAT GROWTH FOCUS FUND

      As described in the prospectus, the Turner NSAT Growth Focus Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 3-month period. Set forth below is information about the advisory fee arrangements between VMF and the Fund:

FUND              BENCHMARK      REQUIRED EXCESS     BASE ADVISORY       HIGHEST POSSIBLE        LOWEST POSSIBLE
                                 PERFORMANCE         FEE                 ADVISORY FEE AT         ADVISORY FEE AT
                                                                         EACH BREAK POINT        EACH BREAK POINT

Turner NSAT    Russell 1000         12.0%            0.90% for assets          1.12%                   0.68%
Growth Focus      Growth                             up to $500 million,

                                                     0.80% for assets          0.98%                   0.62%
                                                     of $500 million
                                                     and more but less
                                                     than $2 billion,

                                                     0.75% for assets of       0.91%                   0.59%
                                                     $2 billion and more

      The performance adjustment works as follows: If the Turner NSAT Growth Focus Fund outperforms the Russell 1000 Growth Index by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68% for assets under $500 million. In the event that the Fund out-performs or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and VMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

      VMF has agreed to waived advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.35% on Class I shares and 1.60% on Class II shares.

      June 30, 20000 (commencement of operations) through December 31, 2000, VMF was paid $0, net of waivers in the amount of $16,503.

      Turner Investment Partners, Inc. ("Turner") is the subadviser of the Fund. For the subadvisory services it provides to the Fund, Turner receives a base subadvisory fee that may be adjusted if a Fund out- or under-performs a stated benchmark. Set forth below is information about the subadvisory fee arrangements of the Fund between Turner and VMF:

FUND              BENCHMARK      REQUIRED EXCESS     BASE ADVISORY          HIGHEST POSSIBLE      LOWEST POSSIBLE
                                 PERFORMANCE         FEE                   SUBADVISORY FEE AT     SUBADVISORY FEE AT
                                                                            EACH BREAK POINT      EACH BREAK POINT
Turner NSAT       Russell 1000         12.0%         0.55% for assets            0.77%                   0.33%
Growth Focus      Growth                             up to $500 million,

                                                     0.45% for assets            0.63%                   0.27%
                                                     of $500 million
                                                     and more but less
                                                     than $2 billion,

                                                     0.40% for assets of         0.56%                   0.24%
                                                     $2 billion and more

      In the event that the Fund over-or-underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and Turner will receive the applicable base fee. These performance-based fees will be paid from the investment advisory fees received by VMF and will be subject to the same conditions.

      Turner was founded in 1990 and is located at 1235 Westlakes Drive, Berwyn, Pennsylvania 19312. It is a registered investment adviser under the Investment Advisers Act of 1940. Turner serves as investment adviser to other investment companies, as well as separate investment portfolios. The Fund commenced operations June 30, 2000. For the period June 30, 2000 (commencement of operations) through December 31, 2000, VMF paid Turner $10,085.

PERFORMANCE FEES: GARTMORE GVIT U.S. LEADERS FUND

      As described in the prospectus, the Gartmore GVIT U.S. Leaders Fund is subject to base investment advisory fees that may be adjusted if the Fund out- or under-performs a stated benchmark over a 36-month period. Set forth below is information about the advisory fee arrangement between VMF and the Fund:

FUND        BENCHMARK       REQUIRED EXCESS   BASE ADVISORY        HIGHEST POSSIBLE   LOWEST POSSIBLE
                            PERFORMANCE       FEE                  ADVISORY FEE AT    ADVISORY FEE AT
                                                                   EACH BREAK POINT   EACH BREAK POINT
Gartmore    S&P 500 Index       12.0%          0.90% for assets          1.12%              0.68%
GVIT U.S.                                      up to $500 million,
Leaders
Fund                                           0.80% for assets          0.98%              0.62%
                                               of $500 million
                                               and more but less
                                               than $2 billion,

                                               0.75% for assets of      0.91%               0.59%
                                               $2 billion and more

      The performance adjustment for the Fund works as follows: if the Fund outperforms the S&P 500 Index by more than 12.0% over a 36 month period, the advisory fees will increase from 0.90% to 1.12% for assets under $500 million. If, however, the Fund underperforms its benchmark by 12.0% over a 36 month period, the advisory fees would go down to 0.68% for assets under $500 million. In the event that the Fund out-performs or underperforms its benchmark by less than 12% over a 36 month period, no adjustment will take place and VMF will receive the applicable base fee. These performance-based fees will only be charged once a Fund has been in operation for at least one year, will be implemented incrementally over the first three years of the Fund's operations and will comply with all applicable SEC rules.

      VMF has agreed to waive advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses to 1.25% on Class I shares and 1.50% on Class II shares.

      The Gartmore GVIT U.S. Leaders Fund had not commenced operations as of September __, 2001.

GARTMORE NSAT EMERGING MARKETS FUND, GARTMORE NSAT INTERNATIONAL GROWTH FUND, GARTMORE NSAT GLOBAL LEADERS FUND, GARTMORE GVIT EUROPEAN LEADERS FUND,
GARTMORE NSAT GLOBAL SMALL COMPANIES FUND, GARTMORE NSAT OTC FUND, GARTMORE GVIT ASIA PACIFIC LEADERS FUND, GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND AND GARTMORE GVIT GLOBAL UTILITIES FUND

      For the services it provides under its Investment Advisory Agreement with the Trust, VGAMT receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:

                 FUND                                   ASSETS                         INVESTMENT ADVISORY FEE
                 ----                                   ------                         -----------------------
Gartmore NSAT Emerging Markets Fund                       All                                   1.15%
and Gartmore NSAT Global Small
Companies Fund

Gartmore NSAT International Growth Fund,                  All                                   1.00%
Gartmore NSAT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore NSAT OTC Fund,
Gartmore GVIT Asia Pacific Leaders Fund and
Gartmore GVIT Global Financial Services Fund

Gartmore GVIT Global Utilities Fund                       All                                   0.80%

      In the interest of limiting expenses, VGAMT has agreed to waive advisory fees, and, if necessary, reimburse expenses in order to limit total annual Fund operating expenses for the Funds it manages. This waiver is effective until at least May 1, 2002.

      VGAMT has agreed to waive advisory fees, and if necessary, reimburse expenses in order to limit annual fund operating expenses as follows:

                  Gartmore NSAT Emerging Markets Fund:
                      1.75% for Class I shares and 2.00% for Class II shares

                  Gartmore NSAT International Growth Fund:
                      1.60% for Class I shares and 1.85% for Class II shares

                  Gartmore NSAT Global Leaders Fund:
                      1.55% for Class I shares

                  Gartmore GVIT European Leaders Fund:
                      1.45 % for Class I shares and 1.70% for Class II shares

                  Gartmore NSAT Global Small Companies Fund:
                      1.75% for Class I shares

                  Gartmore NSAT OTC Fund:
                      1.60% for Class I shares

      For the period August 30, 2000 (commencement of operations) through December 31, 2000, VGAMT was paid $0, net of waivers in the amount of $37,568 for the Gartmore NSAT Emerging Markets Fund and $0, net of waivers in the amount of $32,038 for the Gartmore NSAT International Growth Fund. The Gartmore NSAT Global Leaders, Gartmore GVIT European Leaders, Gartmore NSAT Global Small Companies and Gartmore NSAT OTC Funds had not yet commenced operations as of December 31, 2000.

      VGAMT has selected Gartmore Global Partners ("GGP") to be the subadviser to the Gartmore NSAT Emerging Markets Fund, Gartmore NSAT International Growth Fund, Gartmore NSAT Global Leaders Fund, Gartmore GVIT European Leaders Fund, Gartmore NSAT Global Small Companies Fund, Gartmore NSAT OTC Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore GVIT Global Financial Services Fund and Gartmore GVIT Global Utilities Fund.

      For the services it provides under its Sub Advisory Agreement with the Trust and VGAMT receives an annual fee paid monthly based on average daily net assets of each Fund according to the following schedule:

                 FUND                                   ASSETS                         INVESTMENT ADVISORY FEE
                 ----                                   ------                         -----------------------
Gartmore NSAT Emerging Markets Fund                       All                                  0.575%
and Gartmore NSAT Global Small
Companies Fund

Gartmore NSAT International Growth Fund,                  All                                  0.50%
Gartmore NSAT Global Leaders Fund,
Gartmore GVIT European Leaders Fund,
Gartmore NSAT OTC Fund,
Gartmore GVIT Asia Pacific Leaders Fund and
Gartmore GVIT Global Financial Services Fund

Gartmore GVIT Global Utilities Fund                       All                                  0.40%

      For the period August 30, 2000 (commencement of operations) through December 31, 2000, GGP was paid $0 for the Gartmore NSAT Emerging Markets
Fund and $0 for the Gartmore NSAT International Growth Fund. The Gartmore NSAT Global Leaders, Gartmore GVIT European Leaders, Gartmore NSAT Global Small Companies and Gartmore NSAT OTC Funds had not yet commenced operations as of December 31, 2000.

      GGP is a global asset manager dedicated to serving the needs of U.S. based investors. GGP was formed in 1995 as a registered investment adviser and as of December 31, 2000, managed over $1.1 billion in assets.

DISTRIBUTOR

      Nationwide Advisory Services, Inc. ("NAS") serves as underwriter for the Funds of the Trust in the continuous distribution of their shares pursuant to a Underwriting Agreement dated as of May 1, 2001 (the "Underwriting Agreement"). It is anticipated that on or before October 1, 2001, Villanova Distribution Services, Inc. will become the Fund's distributor. Unless otherwise terminated, the Underwriting Agreement will continue in effect for the initial term and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. NAS, located at One Nationwide Plaza, Columbus, OH 43215, is a wholly-owned indirect subsidiary of Nationwide Financial Services. Villanova Distribution Services, Inc., located at 1200 River Road, Conshohocken, PA 19428, is a wholly-owned subsidiary of Villanova SA Capital Trust.

      In its capacity as Distributor, NAS solicits orders for the sale of shares, advertises and pays the costs of advertising, office space and the personnel involved in such activities. NAS receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the sales charge, if any, imposed upon sales of Shares of each of the Funds.

DISTRIBUTION PLAN

      The Trust, with respect to certain shares of certain Funds, has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act. The Plan permits the Funds to compensate NAS, as the Funds' distributor, for expenses associated with the distribution of such Funds' Class II shares (all shares of the GVIT Investor Destinations Funds). Although actual distribution expenses may be more or less, under the Plan the Class II shares of the Funds indicated below pay NAS an annual fee in an amount that will not exceed the following amounts:

      Total Return Fund                            0.25% of the average daily
      Gartmore NSAT Millennium Growth Fund         net assets of Class II shares
      Gartmore NSAT Global Technology              of each Fund, all of which
              and Communications Fund              will be considered a
      Gartmore NSAT Emerging Markets Fund          distribution fee.
      Gartmore NSAT International Growth Fund
      Gartmore NSAT Global Health Sciences Fund
      Nationwide NSAT Small Cap Growth Fund
      Nationwide NSAT Small Company Fund
      Turner NSAT Growth Focus Fund Gartmore
      Gartmore GVIT European Leaders Fund
      Gartmore GVIT U.S. Leaders Fund
      Gartmore GVIT Asia Pacific Leaders Fund
      Gartmore GVIT Global Financial Services Fund
      Gartmore GVIT Global Utilities Fund

      GVIT Investor Destinations Aggressive Fund    0.25% of the average daily
      GVIT Investor Destinations Moderately         net assets of shares of
              Aggressive Fund                       each Fund, all of which
      GVIT Investor Destinations Moderate Fund      will be considered a
      GVIT Investor Destinations Moderately         distribution fee.
              Conservative Fund
      GVIT Investor Destinations Conservative Fund

      Distribution expenses paid by NAS may include the costs of marketing, printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers as well as payments to broker-dealers for shareholder services.

      As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees"). The Plan was initially approved by the Board of Trustees on March 1, 2001, and may be amended from time to time upon approval by the Board of Trustees. The Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class. Any change in the Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by vote of the Trustees including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. For so long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the applicable outstanding shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its Shareholders.

      The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per Share, may be reduced and overall performance per Share may be improved.

   NAS may enter into, from time to time, Rule 12b-1 Agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund's Shares including, but not limited to, those discussed above.

FUND ADMINISTRATION SERVICES

Under the terms of a Fund Administration Agreement, VSA provides various administration and accounting services, including daily valuation of the remaining Funds' shares and preparation of financial statements, tax returns and regulatory reports.

      Total Return Fund, Capital Appreciation Fund, Government Bond Fund, and Money Market Fund. VSA receives a fee, calculated daily and paid monthly at an annual rate of 0.05% for each Fund's average net assets on the first $1 billion of assets and 0.04% on the assets of $1 billion and more.


      ALL OTHER FUNDS. For these services, each of the remaining Funds pays VSA an annual fee according to the following:

               0.07% of the Fund's first $250 million of average daily net assets
               0.05% on the next $750 million
               0.04% on assets of more than $1 billion.

      The Nationwide Small Cap Growth, Turner NSAT Growth Focus, Gartmore NSAT Millennium Growth, Gartmore Global Technology and Communications, Gartmore NSAT Global Health Sciences, Gartmore NSAT Emerging Markets, Gartmore NSAT International Growth, Gartmore NSAT Global Leaders, Gartmore GVIT European Leaders, Gartmore NSAT Global Small Companies, Gartmore NSAT OTC, Gartmore GVIT U.S. Leaders, Gartmore GVIT Asia Pacific Leaders, Gartmore GVIT Global Financial Services, Gartmore GVIT Global Utilities Funds, Money Market Fund II and each of the GVIT Investor Destinations Funds are each subject to a $75,000 annual minimum fund administration fee.

      Effective September 1, 1999, the fund administration services previously performed for the Funds by NAS were transferred to VSA, an affiliate of NAS and an indirect subsidiary of NFS. In addition, BISYS Fund Services Ohio, Inc. performs certain fund administration services pursuant to a Sub-Administration Agreement also effective September 1, 1999. After these changes were implemented, there was no change in the fees charged for fund administration services for each of the Funds.

      The fund administration fees are as follows:

                                               2000         2000         1999          1999          1998         1998
            FUND                             RECEIVED      WAIVED      RECEIVED       WAIVED       RECEIVED      WAIVED
           ------                            --------     --------     --------       ------       --------      -------
Strong NSAT Mid Cap Growth Fund              $146,884      $   ---       $22,082     $    ---       $3,959     $    ---
Nationwide Strategic Value Fund                15,980          ---        11,014          ---        5,962          ---
Federated NSAT Equity Income Fund              31,080          ---        14,732          ---        5,513          ---
Federated NSAT High Income Bond Fund           48,777          ---        36,554          ---       13,909          ---
J.P. Morgan NSAT Balanced Fund                 65,560          ---        43,819          ---       13,374          ---
MAS NSAT Multi Sector Bond Fund                67,855          ---        37,020          ---       13,497          ---
Nationwide Small Cap Value Fund               140,913          ---        67,123          ---       14,497          ---
Nationwide Small Cap Growth Fund(1)            75,345          ---        49,932       43,393          N/A          N/A
Money Market Fund                             881,362          ---       799,936          ---      608,781          N/A
Nationwide Small Company Fund                 445,045          ---        88,960          ---          N/A          N/A
Total Return Fund                             973,697          ---     1,068,669          ---      947,890          N/A
Capital Appreciation Fund                     422,949          ---       539,831          ---      366,788          N/A
Government Bond Fund                          377,378          ---       386,796          ---      301,517          N/A
Nationwide Global 50 Fund                      52,667          ---        25,620          ---        9,361          ---
Dreyfus NSAT Mid Cap Index Fund                45,025          ---         9,880          ---        4,969          ---
Nationwide Income Fund                          6,791          ---         4,809          ---        2,171          ---
Turner NSAT Growth Focus Fund(2)               37,295          ---           N/A          N/A          N/A          N/A
Gartmore NSAT Millennium Growth Fund(2)         3,649       33,646           N/A          N/A          N/A          N/A
Gartmore NSAT Global Technology
   and Communications Fund(2)                       0       37,295           N/A          N/A          N/A          N/A
Gartmore NSAT Global Health Sciences Fund(3)        0          619           N/A          N/A          N/A          N/A
Gartmore NSAT Emerging Markets Fund(4)          5,601       19,399           N/A          N/A          N/A          N/A
Gartmore NSAT International Growth Fund(4)          0       25,000           N/A          N/A          N/A          N/A
Gartmore NSAT Global Leaders Fund(5)              N/A          N/A           N/A          N/A          N/A          N/A
Gartmore NSAT European Growth Fund(5)             N/A          N/A           N/A          N/A          N/A          N/A
Gartmore NSAT Global Small Companies Fund(5)      N/A          N/A           N/A          N/A          N/A          N/A
Gartmore NSAT OTC Fund(5)                         N/A          N/A           N/A          N/A          N/A          N/A

------------

(1)   The Nationwide Small Cap Growth Fund commenced operations on May 1, 1999.
(2) The Turner NSAT Growth Focus Fund, Gartmore NSAT Millennium Growth Fund and Gartmore NSAT Global Technology and Communications Fund commenced operations as of June 30, 2000.
(3) The Gartmore Global Health Sciences Fund commenced operations as of December 29, 2000.
(4) The Gartmore NSAT Emerging Markets and Gartmore NSAT International Growth Funds commenced operations as of August 30, 2000.
(5)   The Fund has not commenced operations.

ADMINISTRATIVE SERVICE PLAN

      Under the terms of an Administrative Services Plan, each Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

      As authorized by the Administrative Services Plan, the Trust has entered into a Servicing Agreement, effective July 1, 1999, pursuant to which NFS has agreed to provide certain administrative support services to the Funds held beneficially by its customers. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements (which may include NAS) will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the shares of the Funds held by customers of NFS or any such other entity.

CUSTODIAN

      The Fifth Third Bank ("Fifth Third"), 38 Fountain Square Plaza, Cincinnati, OH 45263, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian Agreement. Pursuant to the Custodian Agreement, Fifth Third utilizes the services of the global custody network of Bank of New York for foreign custody of the Funds' assets. The Custodian performs no managerial or policy making functions for the Funds.

LEGAL COUNSEL

      Stradley Ronon Stevens & Young, LLP, 2600 Commerce Square, Philadelphia, PA 19103, serves as the Trust's legal counsel.

INDEPENDENT ACCOUNTANTS

      PricewaterhouseCoopers LLP, 100 E. Broad Street, Columbus, Ohio 43215 serves as independent accountants for the Trust.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

      Nationwide Investors Services, Inc. (NIS), 1200 River Road, Conshohocken, Pennsylvania 19428 is the Transfer Agent and Dividend Disbursing Agent for the Funds. NIS is an affiliate of VMF. For these services, NIS is paid a fee by each Fund at the annual rate of 0.01% of that Fund's average daily net assets. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.

BROKERAGE ALLOCATIONS

      A Fund's adviser (or a Subadviser) is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commission are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a "principal" rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

      Except as described below, the primary consideration in portfolio security transactions is "best price execution of the transaction," i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Both the adviser and the Subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

      Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to the adviser or a Subadviser. In placing orders with such broker-dealers, the adviser or Subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to the adviser or Subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce the adviser's or Subadviser's normal research activities or expenses.

      Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

      There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the adviser or Subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when the adviser or Subadviser believes that to do so is in the interest of the

Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

      In purchasing and selling investments for the Funds, it is the policy of each of the advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possible difficult transactions in the future, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by the adviser or Subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, the adviser or Subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchase or sole; the execution efficiency, settlement capability, and financial condition of the broker-dealer's firm; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any commissions.

      The Advisers and each Subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Securities Exchange Act of 1934 that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic on modeling software, market data fees and historical market information. Any such research and other information provided by brokers to an Adviser or Subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to the Advisers and Subadvisors pursuant to their respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to the Advisers or a Subadviser in serving their other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services may not actually be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. Subject to the policy of the Advisers and Subadvisers to obtain best execution at the most favorable prices through responsible broker-dealers, each also may consider the broker-dealer's sale of shares of any fund for which it serves as investment adviser, subadviser or administrator. For the fiscal year ended 12/31/00, all the affiliated advisers of Villanova Capital of both Nationwide Separate Account Trust and Nationwide Mutual Funds, including but not limited to, VMF, VSA, VGAMT, and Union Bond & Trust Company, received soft dollar commissions of $2,942,454 for all their advisory clients, including the Funds.

      The following tables list the amount of brokerage commissions (excluding directed brokerage) and the amount of transactions and related commissions paid to brokers providing research and other services to the subadvisers for the following periods:


                      FOR THE YEAR ENDED DECEMBER 31, 2000

---------------------------------------------------------------------------------------------------------------------------
                                                                                         TRANSACTIONS RELATED TO
                                                                                     BROKERAGE OR RESEARCH SERVICES(1)
---------------------------------------------------------------------------------------------------------------------------
            FUND                                                  COMMISSION          $ AMOUNT           COMMISSION
            ----                                                  ----------          --------           ----------
---------------------------------------------------------------------------------------------------------------------------
Strong NSAT Mid Cap Growth Fund                                   $3,333,396         $363,014,518          $323,019

Nationwide Strategic Value Fund                                       72,533            7,548,638            13,061

Federated NSAT Equity Income Fund                                     50,307                   --                --

Federated NSAT High Income Bond Fund                                       0                   --                --

J.P. Morgan NSAT Balanced Fund                                       119,026                   --                --

MAS NSAT Multi Sector Bond Fund                                            0                   --                --

Nationwide Small Cap Value Fund                                            0          104,206,444           336,125

Nationwide Global 50 Fund                                            343,746                   --                --

Dreyfus NSAT Mid Cap Index Fund                                      123,246                   --                --

Nationwide Small Cap Growth Fund                                     156,285                   --                --

Nationwide Small Company Fund(2)                                   2,281,254          186,342,581           289,106

Nationwide Income Fund                                                     0                   --                --

Total Return Fund(2)                                               5,658,548                   --                --

Capital Appreciation Fund(2)                                       1,930,966                   --                --

Government Bond Fund                                                       0                   --                --

Turner NSAT Growth Focus Fund(3)                                      62,510                3,295             5,000

Gartmore NSAT Millennium Growth Fund(2, 3)                            14,925                   --                --

Gartmore NSAT Global Technology
    and Communications Fund(2, 3)                                     30,950                   --                --

Gartmore NSAT Global Health Sciences Fund(2, 4)                        2,030                   --                --

Gartmore NSAT Emerging Markets Fund(2, 5)                             14,279                   --                --

Gartmore NSAT International Growth Fund(2, 5)                         34,401                   --                --

Gartmore NSAT Global Leaders Fund(6)                                     N/A                  N/A               N/A


Gartmore NSAT European Growth Fund(6)                                    N/A                  N/A               N/A

Gartmore NSAT Global Small Companies Fund(6)                             N/A                  N/A               N/A

Gartmore NSAT OTC Fund(6)                                                N/A                  N/A               N/A

------------

(1) To the extent the Fund is managed by a subadviser, this information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
(2) For the fiscal year ended December 31, 2000, all the affiliated advisers of Villanova Capital of both Nationwide Separate Account Trust and Nationwide Mutual Funds, including but not limited to VMF, VSA, VGAMT, and Union Bond & Trust Company, received soft dollar commission of $2,942,454 for all their advisory clients, including the Funds. This total may include soft dollar commissions related to this Fund.
(3) The Turner NSAT Growth Focus Fund, Gartmore NSAT Millennium Growth Fund and Gartmore NSAT Global Technology and Communications Fund commenced operations as of June 30, 2000.
(4) The Gartmore Global Health Sciences Fund commenced operations as of December 29, 2000.
(5) The Gartmore NSAT Emerging Markets and Gartmore NSAT International Growth Funds commenced operations as of August 30, 2000.
(6)   The Fund has not commenced operations.

                      FOR THE YEAR ENDED DECEMBER 31, 1999

-----------------------------------------------------------------------------------------------------------------
                                                                               TRANSACTIONS RELATED TO
                                                                           BROKERAGE OR RESEARCH SERVICES(1)
-----------------------------------------------------------------------------------------------------------------
            FUND                                        COMMISSION          $ AMOUNT           COMMISSION
            ----                                        ----------            ------           ----------
-----------------------------------------------------------------------------------------------------------------
Strong NSAT Mid Cap Growth Fund                           $348,253          $77,864,109           $98,375

Nationwide Strategic Value Fund                             66,667            5,013,018             7,859

Federated NSAT Equity Income Fund                           27,780            8,088,262             8,659

Federated NSAT High Income Bond Fund                           379                   --                --

J.P. Morgan NSAT Balanced Fund                              47,558              858,024             1,248

MAS NSAT Multi Sector Bond Fund                                 --                   --                --

Nationwide Small Cap Value Fund                          1,199,913          124,965,494           316,630

Nationwide Global 50 Fund                                  102,624                   --                --

Dreyfus NSAT Mid Cap Index Fund                             60,773                   --                --

Nationwide Small Cap Growth Fund(2)                         16,381            6,004,581             9,600

Nationwide Small Company Fund(3)                           996,995          141,963,141           282,969

Nationwide Income Fund                                          --                   --                --

Total Return Fund                                        1,982,239                   --                --

Capital Appreciation Fund                                  651,886                   --                --
-----------------------------------------------------------------------------------------------------------------

Government Bond Fund                                            --                   --                --

-----------------------------------------------------------------------------------------------------------------

------------

(1) This information has been provided by the respective Fund's subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.

(2)   The Small Cap Growth Fund commenced operations on May 1, 1999.

(3) The information provided for '$ Amount' under Transactions Related to Brokerage or Research Services for this Fund does not reflect the impact of $15,200 of commissions because the former subadviser to which this information pertains was unable to furnish the related transactions '$ Amount'.

---------------------------------------------------------------------------------------------------------------------------
                      FOR THE YEAR ENDED DECEMBER 31, 1998

---------------------------------------------------------------------------------------------------------------------------
                                                                                         TRANSACTIONS RELATED TO
                                                                                     BROKERAGE OR RESEARCH SERVICES
---------------------------------------------------------------------------------------------------------------------------
            FUND                                                  COMMISSION          $ AMOUNT           COMMISSION
            ----                                                  ----------            ------           ----------

---------------------------------------------------------------------------------------------------------------------------
Strong NSAT Mid Cap Growth Fund                                      $44,342                 $ --              $ --

Nationwide Strategic Value Fund                                       40,906                   --                --

Federated NSAT Equity Income Fund                                     16,519            7,066,374             6,448

Federated NSAT High Income Bond Fund                                      72                   --                --

J.P. Morgan NSAT Balanced Fund                                        20,024              641,284             1,224

MAS NSAT Multi Sector Bond Fund                                           --                   --                --

Nationwide Small Cap Value Fund                                      249,877                   --                --

Nationwide Global 50 Fund                                             37,313                   --                --

Dreyfus NSAT Mid Cap Index Fund                                       23,405                   --                --

Nationwide Small Company Fund                                      1,252,284            3,155,796            13,596

Nationwide Income Fund                                                    --                   --                --

Total Return Fund                                                    881,930                   --                --

Capital Appreciation Fund                                            699,978                   --                --

Government Bond Fund                                                      --                   --                --
---------------------------------------------------------------------------------------------------------------------------



      Under the 1940 Act, "affiliated persons" of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

      Certain of the Funds contemplate that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through "affiliated broker/dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker/dealer" in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated broker-dealer must, in its judgment, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker/dealer on comparable transactions for its most favored unaffiliated customers, except for accounts for which the affiliated broker/dealer acts as a clearing broker for another brokerage firm and customers of an affiliated broker/dealer considered by a majority of the independent trustees not to be comparable to the Fund. The Fund does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

      The following table lists the amount of brokerage commissions paid to affiliated brokers:

---------------------------------------------------------------------------------------------------------------------------
                                                                                        COMMISSIONS
---------------------------------------------------------------------------------------------------------------------------
           FUND                               BROKER                       2000            1999           1998
---------------------------------------------------------------------------------------------------------------------------
Nationwide Small                    Neuberger & Berman                     $65,527        $42,706        $31,801
   Company Fund

Nationwide Small Cap                Neuberger & Berman                      $6,355        $   ---            N/A
   Growth Fund

Dreyfus NSAT Mid                    Mellon Bank                               $566        $   ---        $   ---
   Cap Index Fund

J.P. Morgan NSAT                    Salomon Smith Barney                   $   ---         $3,220         $2,010
     Balanced Fund

Small Company Fund                  Lazard Freres                          $   ---           $290           $542
---------------------------------------------------------------------------------------------------------------------------


      During the year ended December 31, 2000, commissions paid by the Nationwide Small Company Fund to Neuberger & Berman represented 2.98% of total commissions paid by the Fund or 2.95% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2000, commissions paid by the Nationwide Small Cap Growth Fund to Neuberger & Berman represented 4.07% of total commissions paid by the Fund or 2.94% of the aggregate dollar amount of transactions involving the payment of commissions. During the year ended December 31, 2000, commissions paid by the Dreyfus NSAT Mid Cap Index Fund to Mellon Bank represented 0.46% of total commissions paid by the Fund or 2.62% of the aggregate dollar amount of transactions involving the payment of commissions.

      As of December 31, 2000, none of the Funds held investments in their regular brokers or dealers.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES


      An insurance company purchases shares of the Funds at their net asset value ("NAV") using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

      All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.

      The NAV per share of the Funds is determined once daily, as of the close of regular trading on the New York Stock Exchange (generally 4 P.M. Eastern
Time) on each business day the New York Stock Exchange is open for regular trading (and on such other days as the Board determines) and on any other day during which there is a sufficient degree of trading in each Fund's portfolio securities that the NAV of the Fund is materially affected by changes in the value of portfolio securities. The Trust will not compute NAV for the Funds on customary national business holidays, including the following: Christmas Day, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving Day. The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class' shares outstanding.

      The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). Securities of the Funds listed on national exchanges are valued at the last quoted sales price on the principal exchange, or if there is no sale on that day, the securities are valued at the prior day's closing prices as provided by an independent pricing organization. Securities traded in the over-the-counter market are valued at the last quoted sale price, or if there is no sale on that day, the quoted bid price as provided by an independent pricing organization. U.S. Government securities are valued at the quoted bid price as provided from an independent pricing organization. Money market obligations with remaining maturities of 10 days or less purchase by a non-money market fund are valued at amortized cost. Other portfolio securities are valued at the quoted prices obtained from an independent pricing organization which employs a combination of methods, including among others, the obtaining and comparison of market valuations from dealers who make markets and deal in such securities and the comparison of valuations with those of other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trust. Securities and other assets, for which such market prices are unavailable or for which an independent pricing organization does not provide a value or provides a value that does not represent fair value in the judgement of

VSA or its designee, are valued at fair value in accordance with procedures authorized by the Trustees. For the Money Market Fund, all securities are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act.

      A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.

      The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

      The Amended Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds and currently has authorized 35 separate funds. Shares of each fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

      The Trust presently offers the following series of shares of beneficial interest, without par value and with the various classes listed; 36 of these series are the Funds:

SERIES                                                                 SHARE CLASSES
-----                                                                  -------------

Total Return Fund                                                        Class I, Class II
Capital Appreciation Fund                                                          Class I
Government Bond                                                                    Class I
Money Market Fund                                                                  Class I
Nationwide Small Company Fund                                            Class I, Class II
J.P. Morgan NSAT Balanced Fund                                                     Class I
Federated NSAT Equity Income Fund                                                  Class I
Nationwide Global 50 Fund                                                          Class I
Federated NSAT High Income Bond Fund                                               Class I
MAS NSAT Multi Sector Bond Fund                                                    Class I
Nationwide Small Cap Value Fund                                                    Class I
Dreyfus NSAT Mid Cap Index Fund                                                    Class I

Nationwide Small Cap Growth Fund                                         Class I, Class II
Strong NSAT Mid Cap Growth Fund                                                    Class I
Nationwide Strategic Value Fund                                                    Class I
Nationwide Income Fund                                                             Class I
Turner NSAT Growth Focus Fund                                            Class I, Class II
Gartmore NSAT Millennium Growth Fund                                     Class I, Class II
Gartmore NSAT Global Technology and Communications Fund                  Class I, Class II
Gartmore NSAT Global Health Sciences Fund                                Class I, Class II
Gartmore NSAT Emerging Markets Fund                                      Class I, Class II
Gartmore NSAT International Growth Fund                                  Class I, Class II
Gartmore NSAT Global Leaders Fund                                                  Class I
Gartmore GVIT European Leaders Fund                                      Class I, Class II
Gartmore NSAT Global Small Companies Fund                                          Class I
Gartmore NSAT OTC Fund                                                             Class I
Gartmore GVIT U.S. Leaders Fund                                          Class I, Class II
Gartmore GVIT Asia Pacific Leaders Fund                                  Class I, Class II
Gartmore GVIT Global Financial Services Fund                             Class I, Class II
Gartmore GVIT Global Utilities Fund                                      Class I, Class II
GVIT Investor Destinations Aggressive Fund                               No Class Designation
GVIT Investor Destinations Moderately Aggressive Fund                    No Class Designation
GVIT Investor Destinations Moderate Fund                                 No Class Designation
GVIT Investor Destinations Moderately Conservative Fund                  No Class Designation
GVIT Investor Destinations Conservative Fund                             No Class Designation
Money Market Fund II                                                     No Class Designation


You have an interest only in the assets of the shares of the Fund which you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this Statement of Additional Information and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

VOTING RIGHTS

      Shareholders are entitled to one vote for each share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Generally, amendment may not be made to the Amended Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended Declaration of Trust without the vote or consent of shareholders to:

      (1) designate series of the Trust; or

      (2) change the name of the Trust; or

      (3) apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

      Shares have no pre-emptive or conversion rights. Shares, when issued, are fully paid and nonassessable. In regard to termination, sale of assets, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all funds vote together, and not by fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a "majority of the outstanding voting securities" means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than

50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required.

SHAREHOLDER INQUIRIES

      All inquiries regarding the Trust should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

TAX STATUS

   Election to be taxed as a regulated investment company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund that has been in existence more than one year has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

   Diversification requirements. Each Fund intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

OTHER TAX CONSEQUENCES

   Effect of foreign investments on distributions. Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities. If more than 50% of a Fund's total assets at the end of its fiscal year is invested in securities of foreign corporations, the Fund may elect to pass through the pro rata share of foreign taxes paid by the Fund.

   Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by the Funds. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss.

   Investment in complex securities. Each Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities.

   Investment in PFIC securities. If a Fund invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs"), the Fund intends to mark-to-market these securities and recognize any gain at the end of its fiscal year. Deductions for losses will be allowable only to the extent of any current or previously recognized gain. This gain (reduced by allowable losses) is treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities.

   Shareholders of PFICs may, under certain circumstances, be subject to a deferred interest charge pursuant to section 1291 of the Code.

THE FOLLOWING PARAGRAPH ONLY APPLIES TO THE MONEY MARKET FUND AND THE MONEY MARKET FUND II:

         Maintaining a $1 share price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require either of the Money Market Fund or the Money Market Fund II to adjust distributions to maintain their respective $1 share prices. These procedures may result in under- or over-distributions by either Fund of their respective net investment incomes.

TAX CONSEQUENCES TO SHAREHOLDERS

      Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

FINANCIAL STATEMENTS

      The Report of Independent Accountants and Financial Statements of the Trust for the period ended December 31, 2000 are incorporated by reference to the Trust's Annual Report. Copies of the Annual Report and Semi-Annual Report are available without charge upon request by writing the Trust or by calling toll free 1-800-848-6331.

                                   APPENDIX A

                                  BOND RATINGS

STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

      1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

      2.   Nature of and provisions of the obligation.

      3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

      AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

      BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH INVESTORS SERVICE, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C Bonds are in imminent default in payment of interest or principal.

DDD,           Bonds are in default on interest and/or principal payments. Such
DD             bonds are extremely speculative, and should be valued on the
&D             basis of their ultimate recovery value in liquidation or
               reorganization of the obligor. 'DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR'S COMMERCIAL PAPER RATINGS

A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

D Debt rated 'D' is in payment default. the 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

STANDARD & POOR'S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

The following criteria will be used in making the assessment:

      [ ] Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

      [ ] Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

      Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3           Speculative capacity to pay principal and interest.


MOODY'S SHORT-TERM RATINGS

Moody's short-term debt ratings are opinions on the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (I) leading market positions in well established industries, (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset protection, (IV) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (V) well established access to a range of financial markets and assured sources of alternative liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated Prime-3 (or supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the prime rating categories.

MOODY'S NOTE RATINGS

MIG 1/VMIG 1   This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG 2/VMIG 2   This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3/VMIG 3   This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

MIG 4/VMIG 4   This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

SG This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

FITCH SHORT-TERM RATINGS

Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

      F-1+ Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

      F-1 Very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

      F-2 Good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

      F-3 Fair credit quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

      B Speculative. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

      C High default risk. Default is a real possibility, Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

      D Default. Issues assigned this rating are in actual or imminent payment default.

THOMSON'S SHORT-TERM RATINGS

The Thomson Short-Term Ratings apply, unless otherwise noted, to specific debt instruments of the rated entities with a maturity of one year or less. Thomson short-term ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

TBW-1 the highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 the second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

TBW-3 the lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 the lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                                     PART C

OTHER INFORMATION

ITEM 23.   EXHIBITS

         (a)          (1)  Amended Declaration of Trust -

         (b) Bylaws - previously filed with Post-Effective Amendment and hereby incorporated by reference.

         (c)          Not applicable.

         (d)          (1)  Investment Advisory Agreement with Villanova Mutual
                           Fund Capital Trust (VMF) previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                           (a) Amendment to Investment Advisory Agreement
                               previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                           (b) Amended Exhibit A to the Investment Advisory
                               Agreement with VMF previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                      (2) Investment Advisory Agreement with Villanova Global Asset Management Trust (VGAMT) previously filed and herein incorporated by reference.

                           (b) Amended Exhibit A to the Investment Advisory
                               Agreement with VGAMT previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                      (3)  Subadvisory Agreements for the Small Company Fund.

                           (a) Subadvisory Agreement with The Dreyfus
                               Corporation. - previously filed with Post-
                               Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.
                           (b) Subadvisory Agreement with Neuberger Berman LLC
                               - previously filed with Post- Effective
                               Amendment to the Registration Statement, and herein incorporated by reference.
                           (c) Subadvisory Agreement with Strong Capital
                               Management, Inc. - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (d) Subadvisory Agreement with Gartmore Global
                               Partners, and previously filed with Post-
                               Effective Amendment No. 44 to the Registration Statement, and herein incorporated by reference.
                           (e) Subadvisory Agreement with Waddell & Reed
                               Investment Management Company - see Item(d)(5)(k) below.

                      (4)  Subadvisory Agreements for the Income Fund.

                           (a) Subadvisory Agreement with NCM Capital Management
                               Group, Inc. previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (b) Subadvisory Agreement with Smith Graham & Co.
                               Asset Managers, L.P. - previously filed with
                               Post-Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.

                      (5) Subadvisory Agreements for the other subadvised funds.

                           (a) Subadvisory Agreement with Strong Capital
                               Management, Inc. for the Strong NSAT Mid Cap
                               Growth Fund previously filed with
                               Post-Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.

                               (1) Subadvisory Agreement with Strong Capital
                                   Management, Inc. for the Nationwide
                                   Strategic Value Fund, and previously filed with Post-Effective Amendment No. 44 to the Registration Statement, and herein incorporated by reference.

                           (b) Subadvisory Agreement with Federated Investment
                               Counseling for the Federated NSAT Equity Income Fund and Federated NSAT High Income Bond Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (c) Subadvisory Agreement with The Dreyfus
                               Corporation for the Small Cap Value Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                           (d) Subadvisory Agreement with J.P. Morgan Investment
                               Management Inc. for the Global 50 Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (e) Subadvisory Agreement with The Dreyfus
                               Corporation for the Dreyfus NSAT Mid Cap Index Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (f) Subadvisory Agreements with Franklin Advisers,
                               Inc., Miller Anderson & Sherrerd and Neuberger Berman, LLC for the Nationwide Small Cap Growth Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (g) Proposed Subadvisory Agreement with Turner
                               Investment Partners, Inc. for the Turner NSAT Growth Focus Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (h) Proposed Subadvisory Agreement with J.P. Morgan
                               Investment Management Inc. for the J.P. Morgan NSAT Balanced Fund previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (i) Proposed Subadvisory Agreement with Miller
                               Anderson and Sherrerd for the MAS NSAT Multi
                               Sector Bond Fund previously filed with
                               Post-Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.
                           (j) Subadvisory Agreement with Gartmore Global
                               Partners (GGP) previously filed and herein incorporated by reference.
                               (1) Amended Exhibit A to the Subadviser Agreement
                                   with GGP previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
                           (k) Subadvisory Agreement with Waddell & Reed
                               Investment management Company for the Nationwide Small Company Fund and Nationwide Small Cap Growth Fund previously filed and herein incorporated by reference.

         (e) Underwriting Agreement with Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (f)          Not applicable.

         (g) Custody Agreement - previously filed with Registration Statement and Post-Effective Amendment, and herein incorporated by reference.

         (h)           (1) Fund Administration Agreement for the Funds
                           previously filed with Post-Effective Amendment to the Registration Statement and herein incorporated by reference.

                           (a) Amendment to Fund Administration Agreement
                               previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                           (b) Amended Exhibit A to the Fund Administration
                               Agreement previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                       (2) Transfer and Dividend Disbursing Agent Agreement
                           -previously filed with the Trust's Registration Statement herein incorporated by reference.

                           (a) Amendment to Transfer and Dividend Disbursing
                               Agent Agreement previously filed with
                               Post-Effective Amendment to the Registration
                               Statement, and herein incorporated by reference.

                           (b) Amended Exhibit A to the Transfer and Dividend
                               Disbursing Agent Agreement previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                       (3) Administrative Services Plan & Form of Servicing
                           Agreement previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                           (a) Amended Exhibit A to Administrative Services
                               Plan previously filed with Post-Effective
                               Amendment to the Registration Statement, and herein incorporated by reference.

         (i) Opinion and consent of counsel - previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (j) Consent of PricewaterhouseCoopers- Independent Accountants previously filed and is hereby incorporated by reference.

         (k)          Not applicable.

         (l)          Not applicable.

         (m)          Distribution Plan under Rule 12b-1.

         (n)          Not applicable.

         (o)          Rule 18f-3 Plan.

         (p)           (1)      Code of Ethics for Nationwide Family of Funds
                                previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                       (2) Code of Ethics for Villanova Mutual Fund Capital Trust and Villanova SA Capital Trust previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

                       (3) Code of Ethics for Nationwide Advisory Services, Inc. previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.
         (p)(4) Code of Ethics for Villanova Global Asset Management Trust previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(5) Federated Investment Counseling Code of Ethics for Access Persons dated January 1, 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.


         (p)(6)(a) Gartmore Global Partners Personal Dealing (Personal Securities Transactions) dated March 2000 previously filed with Post- Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(6)(b) Gartmore Global Partners Personal Securities Trading Guidelines - Charlotte and New York dated March 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(6)(c) Gartmore Global Partners Personal Securities Trading Guidelines - London and Tokyo dated March 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(7) J.P. Morgan Investment Management, Inc. Code of Ethics previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(8) Lazard Asset Management A Division of Lazard Freres & Co., LLC and Certain Registered Investment Companies Code of Ethics and Personal Investment Policy previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(9) MAS Funds (The "Funds") and Miller Anderson & Sherrerd, LLP ("MAS") and MAS Fund Distribution, Inc. ("MASDI") Code of Ethics previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(10) Mellon Financial Corporation Securities Trading Policy dated July 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(11) Merrill Lynch Investment Managers (MLIM), Registered Investment Companies and their Investment Advisers and Principal Underwriter Code of Ethics dated Summer 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(12) Neuberger Berman Management, Inc. ("NB Management") and Neuberger Berman, LLC ("NB") Code of Ethics Amended and Restated August 1, 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(13) Sloan Financial Group, Inc. and Subsidiaries NCM Capital Management Group, Inc. and New Africa Advisers, Inc. Code of Ethics and Insider Trading Policy and Procedures previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(14) Strong Schafer Value Fund, Inc., Schafer Capital Management, Inc., Strong Schafer Capital Management, LLC, and Schafer Cullen Capital Management, Inc. Code of Ethics adopted July 13, 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(15) Smith Graham & Co. Investment Advisors, L.P. Code of Ethics previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(16) Turner Investment Partners, Inc. Personal Trading Policy/Code of Ethics dated February 17, 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (p)(17) The Strong Family of Mutual Funds, Strong Capital Management Inc., Strong Investments, Inc., and Flint Prairie, L.L.C. Code of Ethics for Access Persons dated April 15, 2001, and previously filed with Post-Effective Amendment No. 44 to the Registration Statement, and herein incorporated by reference.

         (p)(18) Waddell & Reed Financial, Inc., Waddell & Reed, Inc., Waddell & Reed Investment Management Company, Austin, Calvert & Flavin, Inc., Fiduciary Trust Company of New Hampshire, Waddell & Reed Advisors Funds, W&R Funds, Inc., and Target/United Funds, Inc. Code of Ethics as revised May 17, 2000 previously filed with Post-Effective Amendment to the Registration Statement, and herein incorporated by reference.

         (q)(1) Power of Attorney for Joseph J. Gasper, Charles E. Allen, Paula H.J. Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr,IV, Douglas Kridler, Arden L. Shisler, and David C. Wetmore dated January 1, 2001 and previously filed with this Trust's Registration Statement on March 2, 2001.

            (2) Power of Attorney for Joseph J. Gasper dated December 15, 2000 and filed with this Trust's Registration
                      Statement on March 2, 2001 and herein incorporated by reference.

            (3) Power of Attorney for Gerald J. Holland dated March 1, 2001 and filed with this Trust's Registration Statement on March 2, 2001 and herein incorporated by reference.

ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT
           No person is presently controlled by or under common control with Registrant.

ITEM 25.   INDEMNIFICATION
           Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Declaration of Trust. See Item 24(b)1 above.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           (a) Villanova Mutual Fund Capital Trust, ("VMF"), an investment adviser of the Trust, also serves as investment adviser to Nationwide Mutual Funds and Nationwide Asset Allocation Trust.

           The Directors of Villanova Capital, Inc., VMF's managing unitholder and the officers of VMF are as follows:

Joseph J. Gasper         Director and President and Chief Operating Officer
                         --------------------------------------------------

                                      Nationwide Life Insurance Company
                                      Nationwide Life and Annuity Insurance
                                      Company
                                      Nationwide Financial Services, Inc.

                                      Director and Chairman of the Board
                                      ----------------------------------
                                      National Deferred Compensation, Inc.
                                      Nationwide Investment Services Corp

                                      Director and Vice Chairman
                                      --------------------------
                                        ALLIED Group Merchant Banking Corp

                                        NorthPointe Capital, LLC
                                      Nationwide Global Holdings, Inc.
                                      Neckura Life Insurance Company
                                      Villanova Capital, Inc.

                                      Vice Chairman
                                      -------------
                                      Villanova Global Asset Management Trust

                                      Director and President
                                      ----------------------

                                      Nationwide Advisory Services, Inc.

                                      Director
                                      --------
                                        Leben Direkt Insurance Company
                                        PanEurolife

                                        Trustee and Chairman
                                        --------------------
                                        Nationwide Asset Allocation Trust
                                        Nationwide Separate Account Trust

                                        Chairman
                                        --------
                                        Nationwide Mutual Funds

Donna A. James                         Director and Senior Vice President -
                                       ------------------------------------
                                       Chief Human Resources Officer
                                       -----------------------------
                                       Villanova Capital, Inc.

                                       Director
                                       --------
                                       Nationwide Global Holdings, Inc.

                                       Executive Vice President
                                       ------------------------
                                       Chief Administrative Officer
                                       ----------------------------
                                       Nationwide Mutual Insurance Company
                                       Nationwide Financial Services Inc.

W. G. Jurgensen                        Chief Executive Officer
                                       -----------------------
                                       Nationwide Mutual Insurance Company
                                       Nationwide Financial Services, Inc.
                                       Nationwide Mutual Fire Insurance Company
                                       Nationwide Property and Casualty
                                         Insurance Company

                                       Chairman and Chief Executive Officer -
                                       --------------------------------------
                                       Nationwide and Director
                                       -----------------------
                                       Villanova Capital, Inc.
                                       Nationwide Investment Services
                                         Corporation

Paul J. Hondros                        Director and Chairman
                                       ---------------------
                                         Nationwide Advisory Services, Inc.

                                       President and Chief Executive Officer
                                       --------------------------------------
                                       Villanova Capital, Inc.
                                       Villanova Mutual Fund Capital Trust
                                       Villanova SA Capital Trust
                                       NorthPointe Capital, LLC
                                       Villanova Global Asset Management Trust

                                       Director and Vice Chairman
                                       --------------------------
                                       Morley Financial Services, Inc.

Robert A. Oakley
                                        Executive Vice President-Chief Financial
                                        Officer
                                        ----------------------------------------
                                          Nationwide Mutual Insurance Company
                                          Nationwide Mutual Fire Insurance
                                          Company
                                          Nationwide General Insurance Company

                                            Nationwide Property and Casualty
                                            Insurance Company
                                          Nationwide Life Insurance Company

                                            Nationwide Life and Annuity
                                            Insurance Company
                                          CalFarm Insurance Company

                                          Farmland Mutual Insurance Company

                                          Nationwide Corporation
                                          Nationwide Financial Services, Inc.

                                            Nationwide Investment Services
                                            Corporation

                                            Nationwide Foundation
                                          Colonial County Mutual Insurance
                                          Company
                                          Scottsdale Indemnity Company
                                          Scottsdale Insurance Company

                                            Scottsdale Surplus Lines Insurance
                                            Company
                                          Director and Chairman of the Board
                                          ----------------------------------
                                          Neckura Insurance Company
                                          Neckura Life Insurance Company

                                          Executive Vice President-Chief
                                          Financial Officer and
                                          ------------------------------
                                          Director

                                          ALLIED Group Insurance Marketing
                                          Company

                                          ALLIED Group Mortgage Company
                                          ALLIED Property and Casualty
                                          Insurance Company
                                          AMCO Insurance Company
                                          Depositors  Insurance Company
                                          Western Heritage Insurance Company
                                          Nationwide Global Holdings, Inc.

                                          Nationwide Advisory Services, Inc.
                                          Villanova Capital, Inc.

                                          Director and Vice Chairman
                                          --------------------------
                                          Leben Direkt Insurance Company
                                          Neckura General Insurance Company

                                          Director
                                          --------
                                          Gates, McDonald & Company
                                          Morley Financial Services,  Inc.
                                          NGH Luxembourg, S.A.
                                          PanEurolife

Susan A. Wolken
                                        Senior Vice President - Product
                                        Management and Nationwide Financial
                                        Marketing
                                        ------------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance Company
                                        Nationwide Property and Casualty
                                        Insurance Company
                                          Nationwide Life Insurance Company
                                        Nationwide Life and Annuity Insurance
                                        Company
                                          Nationwide Financial Services, Inc.

                                        Chairman of the Board and Director
                                        ----------------------------------
                                        Nationwide Trust Company, FSB

                                          Villanova Capital, Inc.


Robert J. Woodward, Jr.                 Executive Vice President-Chief
                                        Investment Officer
                                        ------------------------------
                                        Nationwide Mutual Insurance Company
                                        Nationwide Mutual Fire Insurance
                                        Company

                                          Nationwide General Insurance
                                          Company
                                          Nationwide Property and Casualty
                                          Insurance Company
                                        Nationwide Life Insurance Company

                                        Nationwide Life and Annuity Insurance
                                        Company
                                          ALLIED Group, Inc.
                                          ALLIED Group Insurance Marketing
                                          Company
                                          ALLIED Group Merchant Banking Corp.
                                          ALLIED Property and Casualty
                                          Insurance Company
                                          CalFarm Insurance Company
                                          Depositors  Insurance Company
                                         Western Heritage Insurance Company

                                        Colonial County Mutual Insurance
                                        Company
                                        Farmland Mutual Insurance Company
                                        Gates, McDonald & Company
                                        National Casualty Company
                                        Nationwide Financial Services, Inc.
                                        Nationwide Corporation
                                        Nationwide Foundation

                                 Nationwide Investment Services
                                  Corporation

                                 Nationwide Retirement Solutions, Inc.
                                 Scottsdale Indemnity Company
                                 Scottsdale Insurance Company

                                   Scottsdale Surplus Lines Insurance
                                   Company
                                 Director
                                 --------
                                 Morley Financial Services, Inc.
                                 Nationwide Global Holdings, Inc.
                                 Villanova Capital, Inc.
                                 Member-Board of Managers and Vice Chairman
                                 ------------------------------------------
                                 Nationwide Realty Investors, Ltd.

                                 Director and Executive Vice President-
                                 Chief Investment Officer
                                 ----------------------------------------
                                 Gates, McDonald & Company
                                 Nationwide Indemnity Company
                                 Nationwide Advisory Services, Inc.

                                     Director, Vice Chairman and Executive Vice
                                     President-Chief
                                     --------------------------------------

                                     Investment Officer
                                     ------------------
                                     ALLIED Group Mortgage Company


James R. Donatell               Executive Vice President-Sales and Distribution
                                -----------------------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Gregory J. Nowak                Executive Vice President-Mergers
                                  and Acquisitions
                                --------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

William H. Miller               Senior Vice President-Chief Investment Officer
                                ----------------------------------------------
                                NorthPointe Capital, LLC
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

                                Senior Vice President-Senior Portfolio Manager
                                ----------------------------------------------
                                Villanova Capital, Inc.

Caroline Churchill              Vice President-Marketing
                                ------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Kevin S. Crossett               Vice President-Associate General Counsel
                                ----------------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust
                                Nationwide Mutual Insurance Company
                                Nationwide Mutual Fire Insurance Company
                                Nationwide Life Insurance Company
                                Nationwide Life and Annuity Insurance Company
                                NorthPointe Capital, LLC
                                Morley Financial Services, Inc.

                                Secretary
                                ---------
                                Nationwide Mutual Funds
                                Nationwide Separate Account Trust

Christopher P. Donigan          Vice President-Human Resources
                                ------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Glenn W. Soden                  Associate Vice President and Secretary
                                --------------------------------------
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

                                Assistant  Secretary
                                --------------------
                                Villanova Capital, Inc.

Carol L. Dove                   Assistant Treasurer
                                -------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Michael D. Maier                Assistant Treasurer
                                -------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Gerald J. Holland               Senior Vice President-Operations
                                --------------------------------
                                Villanova Capital, Inc.
                                Villanova Mutual Fund Capital Trust
                                Villanova SA Capital Trust

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

NorthPointe Capital, LLC
Columbia Center One
10th Floor, Suite 1000
201 West Big Beaver Road
Troy, Michigan 48084

Farmland Mutual Insurance Company
Nationwide Agribusiness Insurance Company
1963 Bell Avenue
Des Moines, Iowa 50315-1000

Colonial Insurance Company of Wisconsin
One Nationwide Plaza
Columbus, Ohio 43215

Scottsdale Insurance Company
8877 North Gainey Center Drive
P.O. Box 4110
Scottsdale, Arizona 85261-4110

National Casualty Company
P.O. Box 4110
Scottsdale, Arizona 85261-4110

Lone Star General Agency, Inc.
P.O. Box 14700
Austin, Texas 78761

Auto Direkt Insurance Company
Columbus Insurance Brokerage and Service, GMBH
Leben Direkt Insurance Company
Neckura Holding Company
Neckura Insurance Company

Neckura Life Insurance Company
John E. Fisher Str. 1
61440 Oberursel/Ts.
Germany

Nationwide Retirement Solutions, Inc.
Two Nationwide Plaza
Columbus, Ohio 43215

Morley Financial Services, Inc.
5665 S. W. Meadows Rd. , Suite 400
Lake Oswego, Oregon  97035

(b) Villanova Global Asset Management Trust ("VGAM"), an investment adviser of the Trust, also serves as an investment adviser to Nationwide Mutual Funds Trust.

      The Directors of Nationwide Global Holdings, Inc. ("NGH"), VGAM's managing unit holder and the officers of VGAM are as follows (see (a) above or additional information on their other employment):

                             Directors of NGH
             Galen R. Barnes             Donna A. James
             Joseph J. Gasper            Robert A. Oakley
             Richard D. Headley          Robert J. Woodward, Jr.
                                         Michael S. Helfer
                                         W.G. Jurgensen

                             Officers of VGAM
      President and Chief Executive Officer              Paul J. Hondros
      Executive Vice President-Chief Financial Officer   Thomas M. Sipp
        and Treasurer
      Executive Vice President-Chief Investment Officer  William H. Miller
      Associate Vice President and Associate General     Glenn W. Soden
        Counsel
      Assistant Secretary                                Kevin S. Crossett
      Assistant Secretary                                John F. Delaloye
      Assistant Treasurer                                Carol L. Dove
      Assistant Treasurer                                Michael D. Miller

(c)   Information for the Subadvisers

      (1)  The Dreyfus Corporation

           The Dreyfus Corporation ("Dreyfus") acts as subadvisor to the Small Company Fund, the Nationwide Small Cap Value Fund and the Nationwide Mid Cap Index Fund and as adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Dreyfus, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedule A and D of Form ADV filed by Dreyfus (SEC File No. 801-8147).

      (2)  Neuberger Berman, LLC

           Neuberger Berman, LLC ("Neuberger Berman") acts as subadviser to the Nationwide Small Company Fund and the Nationwide Small Cap Growth Fund of the Registrant and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Neuberger Berman, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Neuberger Berman (SEC File No. 801-3908).

      (3)  Strong Capital Management, Inc.

           Strong Capital Management, Inc. ("Strong"), acts as subadviser to the Nationwide Small Company Fund, the Strong NSAT Mid Cap Growth Fund and the Strategic Value Fund and investment adviser or subadviser to a number of other registered investment companies. The list required by this Item 26 of officers and directors of Strong, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Strong (SEC File No. 801-10724).

      (4)  NCM Capital Management Group, Inc.

           NCM Capital Management Group, Inc. ("NCM") is a registered investment adviser which provides investment advisory services to individuals and institutional clients, including acting as subadviser to the Income Fund. NCM also serves as subadviser to other investment companies registered under the Investment Company of 1940; these investment companies are unaffiliated with NCM except as a result of these subadvisory relationships. The list required by Item 26 of Officers and directors of NCM, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by NCM (SEC File No. 801-28196).

      (5)  Smith Graham & Co. Asset  Managers, L.P.

           Smith Graham & Co. Asset Managers, L.P. ("Smith Graham") acts as subadviser to the Income Fund and is a registered investment adviser which offers investment advisory services to corporations, pension and profit sharing plans, as well as foundations, Taft Hartley plans, banks, thrift institutions, trust, estates and/or charitable organizations and individuals. Smith Graham also serves as subadviser to the American Odyssey Short-Term Bond Fund, an investment company registered under the Investment Company of 1940; this investment company is unaffiliated with Smith Graham except as a result of this subadvisory relationship. The list required by Item 26 of Officers and directors of Smith Graham together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Smith Graham (SEC File No. 801-36485).

     (6)   Federated Investment Counseling

           Federated Investment Counseling, the Subadviser to Federated NSAT Equity Income Fund and Federated NSAT High Income Bond Fund, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary to Federated Investors. The Subadvisor serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the Subadviser and other subsidiaries of Federated Investors is approximately $110 billion. The list required by Item 26 of Officers and directors of Federated Investment Counseling, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by Federated Investment Counseling (SEC File No. 801-34611).

     (7) J.P. Morgan Investment Management, Inc. ("JPMIM"), a registered investment adviser, and a wholly owned subsidiary of J. P. Morgan & Co. Incorporated, is subadviser to the Global 50 Fund. Beginning
           May 1, 2000, JPMIM will also be subadviser to the J. P. Morgan NSAT Balanced Fund. JPMIM manages employee benefit plans for corporations and unions. JPMIM also provides investment management services for a broad spectrum of other institutional investors, including foundations, endowments, sovereign governments, and insurance companies.

           To the knowledge of the Registrant, none of the directors or executive officers of JPMIM is or has been in the past two fiscal years engaged in any other business or profession, vocation or employment of a substantial nature, except that certain officers and directors of JPMIM also hold various positions with, and engage in business for, J.P. Morgan & Co. Incorporated or Morgan Guaranty Trust Company of New York, a New York trust company which is also a wholly owned subsidiary of J.P. Morgan & Co. Incorporated.

     (8) Miller, Anderson & Sherrerd, LLP is subadviser to the Nationwide Small Cap Growth Fund and beginning May 1, 2000 will be subadviser to the MAS NSAT Multi Sector Bond Fund. The list required by this Item 26 of the officers and directors of Miller, Anderson & Sherrerd, LLP ("MAS"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A and D of Form ADV filed by MAS pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-10437).

     (9) Turner Investment Partners, Inc. ("Turner") is subadviser to the Turner NSAT Growth Focus Fund. The list required by this Item 26 of the officers and directors of Turner, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedule A & D of Form ADV filed by Turner pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-36220).

     (10) Gartmore Global Partners ("Gartmore") acts as subadviser to the Emerging Markets Fund, International Growth Fund, Global Leaders Fund, Global Small Companies, European Leaders Fund, and Gartmore NSAT OTC Fund, Gartmore GVIT Asia Pacific Leaders Fund, Gartmore
           GVIT Global Financial Services Fund and Gartmore GVIT Global Utilities Fund and as investment adviser to certain other clients. The list required by this Item 26 of the officers and directors of Gartmore, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules B and D of Form ADV filed by Gartmore pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48811).

     (11) Waddell & Reed Investment Management Company ("WRIMCO") acts as a subadviser to the Nationwide Small Cap Growth Fund and beginning January 5, 2001, will be subadviser to the Nationwide Small Company Fund. The list required by this Item 26 of the officers and directors of WRIMCO, together with information as to any other business, profession, vocation or employment of a substantial nature during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by WRIMCO (Sec File No. 811-40372).

ITEM 27.   PRINCIPAL UNDERWRITERS
           (a)  Not applicable.
           (b)  Not applicable.
           (c)  Not applicable.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS
           BISYS
           3435 Stelzer Road
           Columbus, OH 43219


ITEM 29.   MANAGEMENT SERVICES
           Not applicable.

ITEM 30.   UNDERTAKINGS
           (a) Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 47 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this twenty-fifth day of September, 2001.


                        NATIONWIDE SEPARATE ACCOUNT TRUST
                             By: GERALD J. HOLLAND*
                                ---------------------
                          Gerald J. Holland, Treasurer


PURSUANT TO THE REQUIREMENT OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT NO. 47 TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE TWENTY-FIFTH DAY OF SEPTEMBER, 2001.


Signature & Title
-----------------
Principal Executive Officer

JOSEPH J. GASPER*
-----------------
Joseph J. Gasper, Trustee and Chairman

GERALD J. HOLLAND*
-----------------
Gerald J. Holland, Treasurer

CHARLES E. ALLEN*
-----------------
Charles E. Allen, Trustee

PAULA H. J. CHOLMONDELEY*
-------------------------
Paula H. J. Cholmondeley, Trustee

C. BRENT DEVORE*
----------------
C. Brent DeVore, Trustee

ROBERT M. DUNCAN*
-----------------
Robert M. Duncan, Trustee

BARBARA HENNIGAR*
----------------
Barbara Hennigar, Trustee

PAUL J. HONDROS*
----------------
Paul J. Hondros, Trustee

THOMAS J. KERR, IV*
-------------------
Thomas J. Kerr, IV, Trustee

DOUGLAS F. KRIDLER*
-------------------
Douglas F. Kridler, Trustee
Principal Accounting and Financial Officer

ARDEN L SHISLER*
----------------
Arden L. Shisler, Trustee

DAVID C. WETMORE*
-----------------
David C. Wetmore, Trustee

*By: KEVIN S. CROSSETT
     -----------------
     Kevin S. Crossett, Attorney-In-Fact

                                      C-18